Invesco Balanced Risk Retirement Now Fund
Fund Summary - INVESCO BALANCED-RISK RETIREMENT NOW FUND - INSTITUTIONAL
Investment Objective(s)
The Fund’s investment objective is to provide real return and, as a secondary objective, capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
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Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategies of the Fund and the Underlying Funds

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2011 is set forth below:

Underlying Funds	Invesco Balanced Risk
Retirement Now Fund
Invesco Balanced-Risk Allocation Fund	60.00%
Liquid Assets Portfolio	20.00%
Premier Portfolio	20.00%
Total	100%

The Fund’s name indicates that an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Real return is total return reduced by the impact of inflation.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

                                      ABRA        Cash
Risk                                  8.00%      0.60%
                                                          2050 Fund
Years   Quarters   2050 Fund Date    $ Weight    $ Weight     Risk

50.00     200       12/31/2000         100%       0%        8.00%
49.75     199        3/31/2001         100%       0%        8.00%
49.50     198        6/30/2001         100%       0%        8.00%
49.25     197        9/30/2001         100%       0%        8.00%
49.00     196       12/31/2001         100%       0%        8.00%
48.75     195        3/31/2002         100%       0%        8.00%
48.50     194        6/30/2002         100%       0%        8.00%
48.25     193        9/30/2002         100%       0%        8.00%
48.00     192       12/31/2002         100%       0%        8.00%
47.75     191        3/31/2003         100%       0%        8.00%
47.50     190        6/30/2003         100%       0%        8.00%
47.25     189        9/30/2003         100%       0%        8.00%
47.00     188       12/31/2003         100%       0%        8.00%
46.75     187        3/31/2004         100%       0%        8.00%
46.50     186        6/30/2004         100%       0%        8.00%
46.25     185        9/30/2004         100%       0%        8.00%
46.00     184       12/31/2004         100%       0%        8.00%
45.75     183        3/31/2005         100%       0%        8.00%
45.50     182        6/30/2005         100%       0%        8.00%
45.25     181        9/30/2005         100%       0%        8.00%
45.00     180       12/31/2005         100%       0%        8.00%
44.75     179        3/31/2006         100%       0%        8.00%
44.50     178        6/30/2006         100%       0%        8.00%
44.25     177        9/30/2006         100%       0%        8.00%
44.00     176       12/31/2006         100%       0%        8.00%
43.75     175        3/31/2007         100%       0%        8.00%
43.50     174        6/30/2007         100%       0%        8.00%
43.25     173        9/30/2007         100%       0%        8.00%
43.00     172       12/31/2007         100%       0%        8.00%
42.75     171        3/31/2008         100%       0%        8.00%
42.50     170        6/30/2008         100%       0%        8.00%
42.25     169        9/30/2008         100%       0%        8.00%
42.00     168       12/31/2008         100%       0%        8.00%
41.75     167        3/31/2009         100%       0%        8.00%
41.50     166        6/30/2009         100%       0%        8.00%
41.25     165        9/30/2009         100%       0%        8.00%
41.00     164       12/31/2009         100%       0%        8.00%
40.75     163        3/31/2010         100%       0%        8.00%
40.50     162        6/30/2010         100%       0%        8.00%
40.25     161        9/30/2010         100%       0%        8.00%
40.00     160       12/31/2010         100%       0%        8.00%
39.75     159        3/31/2011         100%       0%        8.00%
39.50     158        6/30/2011         100%       0%        8.00%
39.25     157        9/30/2011         100%       0%        8.00%
39.00     156       12/31/2011         100%       0%        8.00%
38.75     155        3/31/2012         100%       0%        8.00%
38.50     154        6/30/2012         100%       0%        8.00%
38.25     153        9/30/2012         100%       0%        8.00%
38.00     152       12/31/2012         100%       0%        8.00%
37.75     151        3/31/2013         100%       0%        8.00%
37.50     150        6/30/2013         100%       0%        8.00%
37.25     149        9/30/2013         100%       0%        8.00%
37.00     148       12/31/2013         100%       0%        8.00%
36.75     147        3/31/2014         100%       0%        8.00%
36.50     146        6/30/2014         100%       0%        8.00%
36.25     145        9/30/2014         100%       0%        8.00%
36.00     144       12/31/2014         100%       0%        8.00%
35.75     143        3/31/2015         100%       0%        8.00%
35.50     142        6/30/2015         100%       0%        8.00%
35.25     141        9/30/2015         100%       0%        8.00%
35.00     140       12/31/2015         100%       0%        8.00%
34.75     139        3/31/2016         100%       0%        8.00%
34.50     138        6/30/2016         100%       0%        8.00%
34.25     137        9/30/2016         100%       0%        8.00%
34.00     136       12/31/2016         100%       0%        8.00%
33.75     135        3/31/2017         100%       0%        8.00%
33.50     134        6/30/2017         100%       0%        8.00%
33.25     133        9/30/2017         100%       0%        8.00%
33.00     132       12/31/2017         100%       0%        8.00%
32.75     131        3/31/2018         100%       0%        8.00%
32.50     130        6/30/2018         100%       0%        8.00%
32.25     129        9/30/2018         100%       0%        8.00%
32.00     128       12/31/2018         100%       0%        8.00%
31.75     127        3/31/2019         100%       0%        8.00%
31.50     126        6/30/2019         100%       0%        8.00%
31.25     125        9/30/2019         100%       0%        8.00%
31.00     124       12/31/2019         100%       0%        8.00%
30.75     123        3/31/2020         100%       0%        8.00%
30.50     122        6/30/2020         100%       0%        8.00%
30.25     121        9/30/2020         100%       0%        8.00%
30.00     120       12/31/2020         100%       0%        8.00%
29.75     119        3/31/2021         100%       0%        8.00%
29.50     118        6/30/2021         100%       0%        8.00%
29.25     117        9/30/2021         100%       0%        8.00%
29.00     116       12/31/2021         100%       0%        8.00%
28.75     115        3/31/2022         100%       0%        8.00%
28.50     114        6/30/2022         100%       0%        8.00%
28.25     113        9/30/2022         100%       0%        8.00%
28.00     112       12/31/2022         100%       0%        8.00%
27.75     111        3/31/2023         100%       0%        8.00%
27.50     110        6/30/2023         100%       0%        8.00%
27.25     109        9/30/2023         100%       0%        8.00%
27.00     108       12/31/2023         100%       0%        8.00%
26.75     107        3/31/2024         100%       0%        8.00%
26.50     106        6/30/2024         100%       0%        8.00%
26.25     105        9/30/2024         100%       0%        8.00%
26.00     104       12/31/2024         100%       0%        8.00%
25.75     103        3/31/2025         100%       0%        8.00%
25.50     102        6/30/2025         100%       0%        8.00%
25.25     101        9/30/2025         100%       0%        8.00%
25.00     100       12/31/2025         100%       0%        8.00%
24.75      99        3/31/2026         100%       0%        8.00%
24.50      98        6/30/2026         100%       0%        8.00%
24.25      97        9/30/2026         100%       0%        8.00%
24.00      96       12/31/2026         100%       0%        8.00%
23.75      95        3/31/2027         100%       0%        8.00%
23.50      94        6/30/2027         100%       0%        8.00%
23.25      93        9/30/2027         100%       0%        8.00%
23.00      92       12/31/2027         100%       0%        8.00%
22.75      91        3/31/2028         100%       0%        8.00%
22.50      90        6/30/2028         100%       0%        8.00%
22.25      89        9/30/2028         100%       0%        8.00%
22.00      88       12/31/2028         100%       0%        8.00%
21.75      87        3/31/2029         100%       0%        8.00%
21.50      86        6/30/2029         100%       0%        8.00%
21.25      85        9/30/2029         100%       0%        8.00%
21.00      84       12/31/2029         100%       0%        8.00%
20.75      83        3/31/2030         100%       0%        8.00%
20.50      82        6/30/2030         100%       0%        8.00%
20.25      81        9/30/2030         100%       0%        8.00%
20.00      80       12/31/2030         100%       0%        8.00%
19.75      79        3/31/2031         100%       0%        8.00%
19.50      78        6/30/2031         100%       0%        8.00%
19.25      77        9/30/2031         100%       0%        8.00%
19.00      76       12/31/2031         100%       0%        8.00%
18.75      75        3/31/2032         100%       0%        8.00%
18.50      74        6/30/2032         100%       0%        8.00%
18.25      73        9/30/2032         100%       0%        8.00%
18.00      72       12/31/2032         100%       0%        8.00%
17.75      71        3/31/2033         100%       0%        8.00%
17.50      70        6/30/2033         100%       0%        8.00%
17.25      69        9/30/2033         100%       0%        8.00%
17.00      68       12/31/2033         100%       0%        8.00%
16.75      67        3/31/2034         100%       0%        8.00%
16.50      66        6/30/2034         100%       0%        8.00%
16.25      65        9/30/2034         100%       0%        8.00%
16.00      64       12/31/2034         100%       0%        8.00%
15.75      63        3/31/2035         100%       0%        8.00%
15.50      62        6/30/2035         100%       0%        8.00%
15.25      61        9/30/2035         100%       0%        8.00%
15.00      60       12/31/2035         100%       0%        8.00%
14.75      59        3/31/2036         100%       0%        8.00%
14.50      58        6/30/2036         100%       0%        8.00%
14.25      57        9/30/2036         100%       0%        8.00%
14.00      56       12/31/2036         100%       0%        8.00%
13.75      55        3/31/2037         100%       0%        8.00%
13.50      54        6/30/2037         100%       0%        8.00%
13.25      53        9/30/2037         100%       0%        8.00%
13.00      52       12/31/2037         100%       0%        8.00%
12.75      51        3/31/2038         100%       0%        8.00%
12.50      50        6/30/2038         100%       0%        8.00%
12.25      49        9/30/2038         100%       0%        8.00%
12.00      48       12/31/2038         100%       0%        8.00%
11.75      47        3/31/2039         100%       0%        8.00%
11.50      46        6/30/2039         100%       0%        8.00%
11.25      45        9/30/2039         100%       0%        8.00%
11.00      44       12/31/2039         100%       0%        8.00%
10.75      43        3/31/2040         100%       0%        8.00%
10.50      42        6/30/2040         100%       0%        8.00%
10.25      41        9/30/2040         100%       0%        8.00%
10.00      40       12/31/2040         100%       0%        8.00%
 9.75      39        3/31/2041          99%       1%        7.92%
 9.50      38        6/30/2041          98%       2%        7.84%
 9.25      37        9/30/2041          97%       3%        7.76%
 9.00      36       12/31/2041          96%       4%        7.68%
 8.75      35        3/31/2042          95%       5%        7.60%
 8.50      34        6/30/2042          94%       6%        7.52%
 8.25      33        9/30/2042          93%       7%        7.44%
 8.00      32       12/31/2042          92%       8%        7.36%
 7.75      31        3/31/2043          91%       9%        7.28%
 7.50      30        6/30/2043          90%      10%        7.20%
 7.25      29        9/30/2043          89%      11%        7.12%
 7.00      28       12/31/2043          88%      12%        7.04%
 6.75      27        3/31/2044          87%      13%        6.96%
 6.50      26        6/30/2044          86%      14%        6.88%
 6.25      25        9/30/2044          85%      15%        6.80%
 6.00      24       12/31/2044          84%      16%        6.72%
 5.75      23        3/31/2045          83%      17%        6.64%
 5.50      22        6/30/2045          82%      18%        6.56%
 5.25      21        9/30/2045          81%      19%        6.48%
 5.00      20       12/31/2045          80%      20%        6.40%
 4.75      19        3/31/2046          79%      21%        6.32%
 4.50      18        6/30/2046          78%      22%        6.24%
 4.25      17        9/30/2046          77%      23%        6.16%
 4.00      16       12/31/2046          76%      24%        6.08%
 3.75      15        3/31/2047          75%      25%        6.00%
 3.50      14        6/30/2047          74%      26%        5.92%
 3.25      13        9/30/2047          73%      27%        5.84%
 3.00      12       12/31/2047          72%      28%        5.76%
 2.75      11        3/31/2048          71%      29%        5.68%
 2.50      10        6/30/2048          70%      30%        5.60%
 2.25       9        9/30/2048          69%      31%        5.52%
 2.00       8       12/31/2048          68%      32%        5.44%
 1.75       7        3/31/2049          67%      33%        5.36%
 1.50       6        6/30/2049          66%      34%        5.28%
 1.25       5        9/30/2049          65%      35%        5.20%
 1.00       4       12/31/2049          64%      36%        5.12%
 0.75       3        3/31/2050          63%      37%        5.04%
 0.50       2        6/30/2050          62%      38%        4.97%
 0.25       1        9/30/2050          61%      39%        4.89%
 0.00       0       12/31/2050          60%      40%        4.81%

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

		At Retirement Date
	Minimum	Strategic	Maximum
		Allocation
Equities	9.5%	17.8%	37.5%
Commodities	8.2%	13.0%	21.4%
Fixed Income	28.7%	51.0%	82.1%
Cash Equivalents	40.0%	40.0%	40.0%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds

Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds (ETFs) and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while Invesco Balanced-Risk Allocation Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Subsidiary and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange-traded notes (ETNs) and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its total assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds.

The Subsidiary, unlike Invesco Balanced-Risk Allocation Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of Invesco Balanced-Risk Allocation Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, Invesco Balanced-Risk Allocation Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team selects representative assets to gain exposure to equity, fixed income and commodity markets. The selection process (1) evaluates a particular asset’s theoretical case for long-term excess returns relative to cash; (2) screens the identified assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to Invesco Balanced-Risk Allocation Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, Invesco Balanced-Risk Allocation Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Liquid Assets Portfolio invests in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Liquid Assets Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Liquid Assets Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio manager may invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio maintains a dollar-weighted portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Premier Portfolio invests from time to time in U.S. dollar-denominated foreign securities. Premier Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Premier Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. Premier Portfolio may also invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. Although the underlying fund seeks to preserve the value of your investment at  $1.00 per share, you may lose money by investing in the underlying fund. The share price of money market funds can fall below the  $1.00 share price. You should not rely on or expect the underlying fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the underlying fund’s  $1.00 share price. The credit quality of the underlying fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the underlying fund’s share price. An underlying fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the underlying fund is managed, possibly negatively impacting its return. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the underlying fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Subsidiary Risk. By investing in the Subsidiary's, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.

Tax Risk. Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from the Subsidiary as qualifying income based on a private letter ruling it has received from the IRS holding that the income of the Subsidiary attributable to Invesco Balanced-Risk Allocation Fund is income derived with respect to Invesco Balanced-Risk Allocation Fund’s business of investing in the stock of the Subsidiary and thus constitutes qualifying income. If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that Invesco Balanced-Risk Allocation Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” Invesco Balanced-Risk Allocation Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Invesco Balanced-Risk Allocation Fund’s Board of Trustees may authorize a significant change in investment strategy or liquidation.

U.S. Government Obligations Risk. Obligations issued by U.S. government agencies and instrumentalities may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
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Institutional Class Shares year-to-date (ended March 31, 2011): 0.37% Best Quarter (ended September 30, 2009): 9.85% Worst Quarter (ended December 31, 2008): (8.73)%
Average Annual Total Returns (for the periods ended December 31, 2010)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoBalancedRiskRetirementNowFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015569_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Balanced-Risk Retirement 2010 Fund
Fund Summary - INVESCO BALANCED-RISK RETIREMENT 2010 FUND - INSTITUTIONAL
Investment Objective(s)
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoBalancedRiskRetirement2010FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015564_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoBalancedRiskRetirement2010FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015564_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.
Principal Investment Strategies of the Fund and the Underlying Funds

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2011 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement 2010 Fund
Invesco Balanced-Risk Allocation Fund	61.00%
Liquid Assets Portfolio	19.50%
Premier Portfolio	19.50%
Total	100%

Note: Target Fund weightings are rounded to the nearest hundredths and may not add to 100% due to rounding. See SAI for exact target weightings.

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

                                      ABRA        Cash
Risk                                  8.00%      0.60%
                                                          2050 Fund
Years   Quarters   2050 Fund Date    $ Weight    $ Weight     Risk

50.00     200       12/31/2000         100%       0%        8.00%
49.75     199        3/31/2001         100%       0%        8.00%
49.50     198        6/30/2001         100%       0%        8.00%
49.25     197        9/30/2001         100%       0%        8.00%
49.00     196       12/31/2001         100%       0%        8.00%
48.75     195        3/31/2002         100%       0%        8.00%
48.50     194        6/30/2002         100%       0%        8.00%
48.25     193        9/30/2002         100%       0%        8.00%
48.00     192       12/31/2002         100%       0%        8.00%
47.75     191        3/31/2003         100%       0%        8.00%
47.50     190        6/30/2003         100%       0%        8.00%
47.25     189        9/30/2003         100%       0%        8.00%
47.00     188       12/31/2003         100%       0%        8.00%
46.75     187        3/31/2004         100%       0%        8.00%
46.50     186        6/30/2004         100%       0%        8.00%
46.25     185        9/30/2004         100%       0%        8.00%
46.00     184       12/31/2004         100%       0%        8.00%
45.75     183        3/31/2005         100%       0%        8.00%
45.50     182        6/30/2005         100%       0%        8.00%
45.25     181        9/30/2005         100%       0%        8.00%
45.00     180       12/31/2005         100%       0%        8.00%
44.75     179        3/31/2006         100%       0%        8.00%
44.50     178        6/30/2006         100%       0%        8.00%
44.25     177        9/30/2006         100%       0%        8.00%
44.00     176       12/31/2006         100%       0%        8.00%
43.75     175        3/31/2007         100%       0%        8.00%
43.50     174        6/30/2007         100%       0%        8.00%
43.25     173        9/30/2007         100%       0%        8.00%
43.00     172       12/31/2007         100%       0%        8.00%
42.75     171        3/31/2008         100%       0%        8.00%
42.50     170        6/30/2008         100%       0%        8.00%
42.25     169        9/30/2008         100%       0%        8.00%
42.00     168       12/31/2008         100%       0%        8.00%
41.75     167        3/31/2009         100%       0%        8.00%
41.50     166        6/30/2009         100%       0%        8.00%
41.25     165        9/30/2009         100%       0%        8.00%
41.00     164       12/31/2009         100%       0%        8.00%
40.75     163        3/31/2010         100%       0%        8.00%
40.50     162        6/30/2010         100%       0%        8.00%
40.25     161        9/30/2010         100%       0%        8.00%
40.00     160       12/31/2010         100%       0%        8.00%
39.75     159        3/31/2011         100%       0%        8.00%
39.50     158        6/30/2011         100%       0%        8.00%
39.25     157        9/30/2011         100%       0%        8.00%
39.00     156       12/31/2011         100%       0%        8.00%
38.75     155        3/31/2012         100%       0%        8.00%
38.50     154        6/30/2012         100%       0%        8.00%
38.25     153        9/30/2012         100%       0%        8.00%
38.00     152       12/31/2012         100%       0%        8.00%
37.75     151        3/31/2013         100%       0%        8.00%
37.50     150        6/30/2013         100%       0%        8.00%
37.25     149        9/30/2013         100%       0%        8.00%
37.00     148       12/31/2013         100%       0%        8.00%
36.75     147        3/31/2014         100%       0%        8.00%
36.50     146        6/30/2014         100%       0%        8.00%
36.25     145        9/30/2014         100%       0%        8.00%
36.00     144       12/31/2014         100%       0%        8.00%
35.75     143        3/31/2015         100%       0%        8.00%
35.50     142        6/30/2015         100%       0%        8.00%
35.25     141        9/30/2015         100%       0%        8.00%
35.00     140       12/31/2015         100%       0%        8.00%
34.75     139        3/31/2016         100%       0%        8.00%
34.50     138        6/30/2016         100%       0%        8.00%
34.25     137        9/30/2016         100%       0%        8.00%
34.00     136       12/31/2016         100%       0%        8.00%
33.75     135        3/31/2017         100%       0%        8.00%
33.50     134        6/30/2017         100%       0%        8.00%
33.25     133        9/30/2017         100%       0%        8.00%
33.00     132       12/31/2017         100%       0%        8.00%
32.75     131        3/31/2018         100%       0%        8.00%
32.50     130        6/30/2018         100%       0%        8.00%
32.25     129        9/30/2018         100%       0%        8.00%
32.00     128       12/31/2018         100%       0%        8.00%
31.75     127        3/31/2019         100%       0%        8.00%
31.50     126        6/30/2019         100%       0%        8.00%
31.25     125        9/30/2019         100%       0%        8.00%
31.00     124       12/31/2019         100%       0%        8.00%
30.75     123        3/31/2020         100%       0%        8.00%
30.50     122        6/30/2020         100%       0%        8.00%
30.25     121        9/30/2020         100%       0%        8.00%
30.00     120       12/31/2020         100%       0%        8.00%
29.75     119        3/31/2021         100%       0%        8.00%
29.50     118        6/30/2021         100%       0%        8.00%
29.25     117        9/30/2021         100%       0%        8.00%
29.00     116       12/31/2021         100%       0%        8.00%
28.75     115        3/31/2022         100%       0%        8.00%
28.50     114        6/30/2022         100%       0%        8.00%
28.25     113        9/30/2022         100%       0%        8.00%
28.00     112       12/31/2022         100%       0%        8.00%
27.75     111        3/31/2023         100%       0%        8.00%
27.50     110        6/30/2023         100%       0%        8.00%
27.25     109        9/30/2023         100%       0%        8.00%
27.00     108       12/31/2023         100%       0%        8.00%
26.75     107        3/31/2024         100%       0%        8.00%
26.50     106        6/30/2024         100%       0%        8.00%
26.25     105        9/30/2024         100%       0%        8.00%
26.00     104       12/31/2024         100%       0%        8.00%
25.75     103        3/31/2025         100%       0%        8.00%
25.50     102        6/30/2025         100%       0%        8.00%
25.25     101        9/30/2025         100%       0%        8.00%
25.00     100       12/31/2025         100%       0%        8.00%
24.75      99        3/31/2026         100%       0%        8.00%
24.50      98        6/30/2026         100%       0%        8.00%
24.25      97        9/30/2026         100%       0%        8.00%
24.00      96       12/31/2026         100%       0%        8.00%
23.75      95        3/31/2027         100%       0%        8.00%
23.50      94        6/30/2027         100%       0%        8.00%
23.25      93        9/30/2027         100%       0%        8.00%
23.00      92       12/31/2027         100%       0%        8.00%
22.75      91        3/31/2028         100%       0%        8.00%
22.50      90        6/30/2028         100%       0%        8.00%
22.25      89        9/30/2028         100%       0%        8.00%
22.00      88       12/31/2028         100%       0%        8.00%
21.75      87        3/31/2029         100%       0%        8.00%
21.50      86        6/30/2029         100%       0%        8.00%
21.25      85        9/30/2029         100%       0%        8.00%
21.00      84       12/31/2029         100%       0%        8.00%
20.75      83        3/31/2030         100%       0%        8.00%
20.50      82        6/30/2030         100%       0%        8.00%
20.25      81        9/30/2030         100%       0%        8.00%
20.00      80       12/31/2030         100%       0%        8.00%
19.75      79        3/31/2031         100%       0%        8.00%
19.50      78        6/30/2031         100%       0%        8.00%
19.25      77        9/30/2031         100%       0%        8.00%
19.00      76       12/31/2031         100%       0%        8.00%
18.75      75        3/31/2032         100%       0%        8.00%
18.50      74        6/30/2032         100%       0%        8.00%
18.25      73        9/30/2032         100%       0%        8.00%
18.00      72       12/31/2032         100%       0%        8.00%
17.75      71        3/31/2033         100%       0%        8.00%
17.50      70        6/30/2033         100%       0%        8.00%
17.25      69        9/30/2033         100%       0%        8.00%
17.00      68       12/31/2033         100%       0%        8.00%
16.75      67        3/31/2034         100%       0%        8.00%
16.50      66        6/30/2034         100%       0%        8.00%
16.25      65        9/30/2034         100%       0%        8.00%
16.00      64       12/31/2034         100%       0%        8.00%
15.75      63        3/31/2035         100%       0%        8.00%
15.50      62        6/30/2035         100%       0%        8.00%
15.25      61        9/30/2035         100%       0%        8.00%
15.00      60       12/31/2035         100%       0%        8.00%
14.75      59        3/31/2036         100%       0%        8.00%
14.50      58        6/30/2036         100%       0%        8.00%
14.25      57        9/30/2036         100%       0%        8.00%
14.00      56       12/31/2036         100%       0%        8.00%
13.75      55        3/31/2037         100%       0%        8.00%
13.50      54        6/30/2037         100%       0%        8.00%
13.25      53        9/30/2037         100%       0%        8.00%
13.00      52       12/31/2037         100%       0%        8.00%
12.75      51        3/31/2038         100%       0%        8.00%
12.50      50        6/30/2038         100%       0%        8.00%
12.25      49        9/30/2038         100%       0%        8.00%
12.00      48       12/31/2038         100%       0%        8.00%
11.75      47        3/31/2039         100%       0%        8.00%
11.50      46        6/30/2039         100%       0%        8.00%
11.25      45        9/30/2039         100%       0%        8.00%
11.00      44       12/31/2039         100%       0%        8.00%
10.75      43        3/31/2040         100%       0%        8.00%
10.50      42        6/30/2040         100%       0%        8.00%
10.25      41        9/30/2040         100%       0%        8.00%
10.00      40       12/31/2040         100%       0%        8.00%
 9.75      39        3/31/2041          99%       1%        7.92%
 9.50      38        6/30/2041          98%       2%        7.84%
 9.25      37        9/30/2041          97%       3%        7.76%
 9.00      36       12/31/2041          96%       4%        7.68%
 8.75      35        3/31/2042          95%       5%        7.60%
 8.50      34        6/30/2042          94%       6%        7.52%
 8.25      33        9/30/2042          93%       7%        7.44%
 8.00      32       12/31/2042          92%       8%        7.36%
 7.75      31        3/31/2043          91%       9%        7.28%
 7.50      30        6/30/2043          90%      10%        7.20%
 7.25      29        9/30/2043          89%      11%        7.12%
 7.00      28       12/31/2043          88%      12%        7.04%
 6.75      27        3/31/2044          87%      13%        6.96%
 6.50      26        6/30/2044          86%      14%        6.88%
 6.25      25        9/30/2044          85%      15%        6.80%
 6.00      24       12/31/2044          84%      16%        6.72%
 5.75      23        3/31/2045          83%      17%        6.64%
 5.50      22        6/30/2045          82%      18%        6.56%
 5.25      21        9/30/2045          81%      19%        6.48%
 5.00      20       12/31/2045          80%      20%        6.40%
 4.75      19        3/31/2046          79%      21%        6.32%
 4.50      18        6/30/2046          78%      22%        6.24%
 4.25      17        9/30/2046          77%      23%        6.16%
 4.00      16       12/31/2046          76%      24%        6.08%
 3.75      15        3/31/2047          75%      25%        6.00%
 3.50      14        6/30/2047          74%      26%        5.92%
 3.25      13        9/30/2047          73%      27%        5.84%
 3.00      12       12/31/2047          72%      28%        5.76%
 2.75      11        3/31/2048          71%      29%        5.68%
 2.50      10        6/30/2048          70%      30%        5.60%
 2.25       9        9/30/2048          69%      31%        5.52%
 2.00       8       12/31/2048          68%      32%        5.44%
 1.75       7        3/31/2049          67%      33%        5.36%
 1.50       6        6/30/2049          66%      34%        5.28%
 1.25       5        9/30/2049          65%      35%        5.20%
 1.00       4       12/31/2049          64%      36%        5.12%
 0.75       3        3/31/2050          63%      37%        5.04%
 0.50       2        6/30/2050          62%      38%        4.97%
 0.25       1        9/30/2050          61%      39%        4.89%
 0.00       0       12/31/2050          60%      40%        4.81%

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excess volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

		10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%
Commodities	13.7%	20.8%	35.6%
Fixed Income	47.8%	81.6%	136.9%
Cash Equivalents	0.0%	0.0%	0.0%
		5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum
Equities	12.6%	23.7%	50.0%
Commodities	11.0%	17.4%	28.5%
Fixed Income	38.3%	68.0%	109.5%
Cash Equivalents	20.0%	20.0%	20.0%
		At Retirement Date
		Strategic
	Minimum	Allocation	Maximum
Equities	9.5%	17.8%	37.5%
Commodities	8.2%	13.0%	21.4%
Fixed Income	28.7%	51.0%	82.1%
Cash Equivalents	40.0%	40.0%	40.0%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds

Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds (ETFs) and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while Invesco Balanced-Risk Allocation Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Subsidiary and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange-traded notes (ETNs) and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its total assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds.

The Subsidiary, unlike Invesco Balanced-Risk Allocation Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of Invesco Balanced-Risk Allocation Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, Invesco Balanced-Risk Allocation Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team selects representative assets to gain exposure to equity, fixed income and commodity markets. The selection process (1) evaluates a particular asset’s theoretical case for long-term excess returns relative to cash; (2) screens the identified assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to Invesco Balanced-Risk Allocation Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, Invesco Balanced-Risk Allocation Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Liquid Assets Portfolio invests in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Liquid Assets Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Liquid Assets Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio manager may invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio maintains a dollar-weighted portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Premier Portfolio invests from time to time in U.S. dollar-denominated foreign securities. Premier Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Premier Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. Premier Portfolio may also invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. Although the underlying fund seeks to preserve the value of your investment at  $1.00 per share, you may lose money by investing in the underlying fund. The share price of money market funds can fall below the  $1.00 share price. You should not rely on or expect the underlying fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the underlying fund’s  $1.00 share price. The credit quality of the underlying fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the underlying fund’s share price. An underlying fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the underlying fund is managed, possibly negatively impacting its return. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the underlying fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.

Tax Risk. Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from the Subsidiary as qualifying income based on a private letter ruling it has received from the IRS holding that the income of the Subsidiary attributable to Invesco Balanced-Risk Allocation Fund is income derived with respect to Invesco Balanced-Risk Allocation Fund’s business of investing in the stock of the Subsidiary and thus constitutes qualifying income. If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that Invesco Balanced-Risk Allocation Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” Invesco Balanced-Risk Allocation Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Invesco Balanced-Risk Allocation Fund’s Board of Trustees may authorize a significant change in investment strategy or liquidation.

U.S. Government Obligations Risk. Obligations issued by U.S. government agencies and instrumentalities may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualTotalReturnsBarChartInvescoBalancedRiskRetirement2010FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015564_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

Institutional Class Shares year-to-date (ended March 31, 2011): 0.34% Best Quarter (ended September 30, 2009): 10.82% Worst Quarter (ended December 31, 2008): (9.73)%
Average Annual Total Returns (for the periods ended December 31, 2010)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoBalancedRiskRetirement2010FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015564_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Balanced-Risk Retirement 2020 Fund
Fund Summary - INVESCO BALANCED-RISK RETIREMENT 2020 FUND - INSTITUTIONAL
Investment Objective(s)
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ShareholderFeesInvescoBalancedRiskRetirement2020FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015565_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoBalancedRiskRetirement2020FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015565_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoBalancedRiskRetirement2020FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015565_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Principal Investment Strategies of the Fund and the Underlying Funds

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2011 is set forth below:

Underlying Funds	Invesco Balanced-Risk
Retirement 2020 Fund
Invesco Balanced-Risk Allocation Fund	97.00%
Liquid Assets Portfolio	1.50%
Premier Portfolio	1.50%
Total	100%

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

                                      ABRA        Cash
Risk                                  8.00%      0.60%
                                                          2050 Fund
Years   Quarters   2050 Fund Date    $ Weight    $ Weight     Risk

50.00     200       12/31/2000         100%       0%        8.00%
49.75     199        3/31/2001         100%       0%        8.00%
49.50     198        6/30/2001         100%       0%        8.00%
49.25     197        9/30/2001         100%       0%        8.00%
49.00     196       12/31/2001         100%       0%        8.00%
48.75     195        3/31/2002         100%       0%        8.00%
48.50     194        6/30/2002         100%       0%        8.00%
48.25     193        9/30/2002         100%       0%        8.00%
48.00     192       12/31/2002         100%       0%        8.00%
47.75     191        3/31/2003         100%       0%        8.00%
47.50     190        6/30/2003         100%       0%        8.00%
47.25     189        9/30/2003         100%       0%        8.00%
47.00     188       12/31/2003         100%       0%        8.00%
46.75     187        3/31/2004         100%       0%        8.00%
46.50     186        6/30/2004         100%       0%        8.00%
46.25     185        9/30/2004         100%       0%        8.00%
46.00     184       12/31/2004         100%       0%        8.00%
45.75     183        3/31/2005         100%       0%        8.00%
45.50     182        6/30/2005         100%       0%        8.00%
45.25     181        9/30/2005         100%       0%        8.00%
45.00     180       12/31/2005         100%       0%        8.00%
44.75     179        3/31/2006         100%       0%        8.00%
44.50     178        6/30/2006         100%       0%        8.00%
44.25     177        9/30/2006         100%       0%        8.00%
44.00     176       12/31/2006         100%       0%        8.00%
43.75     175        3/31/2007         100%       0%        8.00%
43.50     174        6/30/2007         100%       0%        8.00%
43.25     173        9/30/2007         100%       0%        8.00%
43.00     172       12/31/2007         100%       0%        8.00%
42.75     171        3/31/2008         100%       0%        8.00%
42.50     170        6/30/2008         100%       0%        8.00%
42.25     169        9/30/2008         100%       0%        8.00%
42.00     168       12/31/2008         100%       0%        8.00%
41.75     167        3/31/2009         100%       0%        8.00%
41.50     166        6/30/2009         100%       0%        8.00%
41.25     165        9/30/2009         100%       0%        8.00%
41.00     164       12/31/2009         100%       0%        8.00%
40.75     163        3/31/2010         100%       0%        8.00%
40.50     162        6/30/2010         100%       0%        8.00%
40.25     161        9/30/2010         100%       0%        8.00%
40.00     160       12/31/2010         100%       0%        8.00%
39.75     159        3/31/2011         100%       0%        8.00%
39.50     158        6/30/2011         100%       0%        8.00%
39.25     157        9/30/2011         100%       0%        8.00%
39.00     156       12/31/2011         100%       0%        8.00%
38.75     155        3/31/2012         100%       0%        8.00%
38.50     154        6/30/2012         100%       0%        8.00%
38.25     153        9/30/2012         100%       0%        8.00%
38.00     152       12/31/2012         100%       0%        8.00%
37.75     151        3/31/2013         100%       0%        8.00%
37.50     150        6/30/2013         100%       0%        8.00%
37.25     149        9/30/2013         100%       0%        8.00%
37.00     148       12/31/2013         100%       0%        8.00%
36.75     147        3/31/2014         100%       0%        8.00%
36.50     146        6/30/2014         100%       0%        8.00%
36.25     145        9/30/2014         100%       0%        8.00%
36.00     144       12/31/2014         100%       0%        8.00%
35.75     143        3/31/2015         100%       0%        8.00%
35.50     142        6/30/2015         100%       0%        8.00%
35.25     141        9/30/2015         100%       0%        8.00%
35.00     140       12/31/2015         100%       0%        8.00%
34.75     139        3/31/2016         100%       0%        8.00%
34.50     138        6/30/2016         100%       0%        8.00%
34.25     137        9/30/2016         100%       0%        8.00%
34.00     136       12/31/2016         100%       0%        8.00%
33.75     135        3/31/2017         100%       0%        8.00%
33.50     134        6/30/2017         100%       0%        8.00%
33.25     133        9/30/2017         100%       0%        8.00%
33.00     132       12/31/2017         100%       0%        8.00%
32.75     131        3/31/2018         100%       0%        8.00%
32.50     130        6/30/2018         100%       0%        8.00%
32.25     129        9/30/2018         100%       0%        8.00%
32.00     128       12/31/2018         100%       0%        8.00%
31.75     127        3/31/2019         100%       0%        8.00%
31.50     126        6/30/2019         100%       0%        8.00%
31.25     125        9/30/2019         100%       0%        8.00%
31.00     124       12/31/2019         100%       0%        8.00%
30.75     123        3/31/2020         100%       0%        8.00%
30.50     122        6/30/2020         100%       0%        8.00%
30.25     121        9/30/2020         100%       0%        8.00%
30.00     120       12/31/2020         100%       0%        8.00%
29.75     119        3/31/2021         100%       0%        8.00%
29.50     118        6/30/2021         100%       0%        8.00%
29.25     117        9/30/2021         100%       0%        8.00%
29.00     116       12/31/2021         100%       0%        8.00%
28.75     115        3/31/2022         100%       0%        8.00%
28.50     114        6/30/2022         100%       0%        8.00%
28.25     113        9/30/2022         100%       0%        8.00%
28.00     112       12/31/2022         100%       0%        8.00%
27.75     111        3/31/2023         100%       0%        8.00%
27.50     110        6/30/2023         100%       0%        8.00%
27.25     109        9/30/2023         100%       0%        8.00%
27.00     108       12/31/2023         100%       0%        8.00%
26.75     107        3/31/2024         100%       0%        8.00%
26.50     106        6/30/2024         100%       0%        8.00%
26.25     105        9/30/2024         100%       0%        8.00%
26.00     104       12/31/2024         100%       0%        8.00%
25.75     103        3/31/2025         100%       0%        8.00%
25.50     102        6/30/2025         100%       0%        8.00%
25.25     101        9/30/2025         100%       0%        8.00%
25.00     100       12/31/2025         100%       0%        8.00%
24.75      99        3/31/2026         100%       0%        8.00%
24.50      98        6/30/2026         100%       0%        8.00%
24.25      97        9/30/2026         100%       0%        8.00%
24.00      96       12/31/2026         100%       0%        8.00%
23.75      95        3/31/2027         100%       0%        8.00%
23.50      94        6/30/2027         100%       0%        8.00%
23.25      93        9/30/2027         100%       0%        8.00%
23.00      92       12/31/2027         100%       0%        8.00%
22.75      91        3/31/2028         100%       0%        8.00%
22.50      90        6/30/2028         100%       0%        8.00%
22.25      89        9/30/2028         100%       0%        8.00%
22.00      88       12/31/2028         100%       0%        8.00%
21.75      87        3/31/2029         100%       0%        8.00%
21.50      86        6/30/2029         100%       0%        8.00%
21.25      85        9/30/2029         100%       0%        8.00%
21.00      84       12/31/2029         100%       0%        8.00%
20.75      83        3/31/2030         100%       0%        8.00%
20.50      82        6/30/2030         100%       0%        8.00%
20.25      81        9/30/2030         100%       0%        8.00%
20.00      80       12/31/2030         100%       0%        8.00%
19.75      79        3/31/2031         100%       0%        8.00%
19.50      78        6/30/2031         100%       0%        8.00%
19.25      77        9/30/2031         100%       0%        8.00%
19.00      76       12/31/2031         100%       0%        8.00%
18.75      75        3/31/2032         100%       0%        8.00%
18.50      74        6/30/2032         100%       0%        8.00%
18.25      73        9/30/2032         100%       0%        8.00%
18.00      72       12/31/2032         100%       0%        8.00%
17.75      71        3/31/2033         100%       0%        8.00%
17.50      70        6/30/2033         100%       0%        8.00%
17.25      69        9/30/2033         100%       0%        8.00%
17.00      68       12/31/2033         100%       0%        8.00%
16.75      67        3/31/2034         100%       0%        8.00%
16.50      66        6/30/2034         100%       0%        8.00%
16.25      65        9/30/2034         100%       0%        8.00%
16.00      64       12/31/2034         100%       0%        8.00%
15.75      63        3/31/2035         100%       0%        8.00%
15.50      62        6/30/2035         100%       0%        8.00%
15.25      61        9/30/2035         100%       0%        8.00%
15.00      60       12/31/2035         100%       0%        8.00%
14.75      59        3/31/2036         100%       0%        8.00%
14.50      58        6/30/2036         100%       0%        8.00%
14.25      57        9/30/2036         100%       0%        8.00%
14.00      56       12/31/2036         100%       0%        8.00%
13.75      55        3/31/2037         100%       0%        8.00%
13.50      54        6/30/2037         100%       0%        8.00%
13.25      53        9/30/2037         100%       0%        8.00%
13.00      52       12/31/2037         100%       0%        8.00%
12.75      51        3/31/2038         100%       0%        8.00%
12.50      50        6/30/2038         100%       0%        8.00%
12.25      49        9/30/2038         100%       0%        8.00%
12.00      48       12/31/2038         100%       0%        8.00%
11.75      47        3/31/2039         100%       0%        8.00%
11.50      46        6/30/2039         100%       0%        8.00%
11.25      45        9/30/2039         100%       0%        8.00%
11.00      44       12/31/2039         100%       0%        8.00%
10.75      43        3/31/2040         100%       0%        8.00%
10.50      42        6/30/2040         100%       0%        8.00%
10.25      41        9/30/2040         100%       0%        8.00%
10.00      40       12/31/2040         100%       0%        8.00%
 9.75      39        3/31/2041          99%       1%        7.92%
 9.50      38        6/30/2041          98%       2%        7.84%
 9.25      37        9/30/2041          97%       3%        7.76%
 9.00      36       12/31/2041          96%       4%        7.68%
 8.75      35        3/31/2042          95%       5%        7.60%
 8.50      34        6/30/2042          94%       6%        7.52%
 8.25      33        9/30/2042          93%       7%        7.44%
 8.00      32       12/31/2042          92%       8%        7.36%
 7.75      31        3/31/2043          91%       9%        7.28%
 7.50      30        6/30/2043          90%      10%        7.20%
 7.25      29        9/30/2043          89%      11%        7.12%
 7.00      28       12/31/2043          88%      12%        7.04%
 6.75      27        3/31/2044          87%      13%        6.96%
 6.50      26        6/30/2044          86%      14%        6.88%
 6.25      25        9/30/2044          85%      15%        6.80%
 6.00      24       12/31/2044          84%      16%        6.72%
 5.75      23        3/31/2045          83%      17%        6.64%
 5.50      22        6/30/2045          82%      18%        6.56%
 5.25      21        9/30/2045          81%      19%        6.48%
 5.00      20       12/31/2045          80%      20%        6.40%
 4.75      19        3/31/2046          79%      21%        6.32%
 4.50      18        6/30/2046          78%      22%        6.24%
 4.25      17        9/30/2046          77%      23%        6.16%
 4.00      16       12/31/2046          76%      24%        6.08%
 3.75      15        3/31/2047          75%      25%        6.00%
 3.50      14        6/30/2047          74%      26%        5.92%
 3.25      13        9/30/2047          73%      27%        5.84%
 3.00      12       12/31/2047          72%      28%        5.76%
 2.75      11        3/31/2048          71%      29%        5.68%
 2.50      10        6/30/2048          70%      30%        5.60%
 2.25       9        9/30/2048          69%      31%        5.52%
 2.00       8       12/31/2048          68%      32%        5.44%
 1.75       7        3/31/2049          67%      33%        5.36%
 1.50       6        6/30/2049          66%      34%        5.28%
 1.25       5        9/30/2049          65%      35%        5.20%
 1.00       4       12/31/2049          64%      36%        5.12%
 0.75       3        3/31/2050          63%      37%        5.04%
 0.50       2        6/30/2050          62%      38%        4.97%
 0.25       1        9/30/2050          61%      39%        4.89%
 0.00       0       12/31/2050          60%      40%        4.81%

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

		10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum
Equities	15.80%	29.60%	62.50%
Commodities	13.70%	20.80%	35.60%
Fixed Income	47.80%	81.60%	136.90%
Cash Equivalents	0.00%	0.00%	0.00%
		5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum
Equities	12.60%	23.70%	50.00%
Commodities	11.00%	17.40%	28.50%
Fixed Income	38.30%	68.00%	109.50%
Cash Equivalents	20.00%	20.00%	20.00%
		At Retirement Date
		Strategic
	Minimum	Allocation	Maximum
Equities	9.50%	17.80%	37.50%
Commodities	8.20%	13.00%	21.40%
Fixed Income	28.70%	51.00%	82.10%
Cash Equivalents	40.00%	40.00%	40.00%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds

Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds (ETFs) and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while Invesco Balanced-Risk Allocation Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Subsidiary and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange-traded notes (ETNs) and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its total assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds.

The Subsidiary, unlike Invesco Balanced-Risk Allocation Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of Invesco Balanced-Risk Allocation Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, Invesco Balanced-Risk Allocation Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team selects representative assets to gain exposure to equity, fixed income and commodity markets. The selection process (1) evaluates a particular asset’s theoretical case for long-term excess returns relative to cash; (2) screens the identified assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to Invesco Balanced-Risk Allocation Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, Invesco Balanced-Risk Allocation Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Liquid Assets Portfolio invests in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Liquid Assets Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Liquid Assets Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio manager may invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio maintains a dollar-weighted portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Premier Portfolio invests from time to time in U.S. dollar-denominated foreign securities. Premier Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Premier Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. Premier Portfolio may also invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. Although the underlying fund seeks to preserve the value of your investment at  $1.00 per share, you may lose money by investing in the underlying fund. The share price of money market funds can fall below the  $1.00 share price. You should not rely on or expect the underlying fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the underlying fund’s  $1.00 share price. The credit quality of the underlying fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the underlying fund’s share price. An underlying fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the underlying fund is managed, possibly negatively impacting its return. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the underlying fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.

Tax Risk. Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from the Subsidiary as qualifying income based on a private letter ruling it has received from the IRS holding that the income of the Subsidiary attributable to Invesco Balanced-Risk Allocation Fund is income derived with respect to Invesco Balanced-Risk Allocation Fund’s business of investing in the stock of the Subsidiary and thus constitutes qualifying income. If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that Invesco Balanced-Risk Allocation Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” Invesco Balanced-Risk Allocation Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Invesco Balanced-Risk Allocation Fund’s Board of Trustees may authorize a significant change in investment strategy or liquidation.

U.S. Government Obligations Risk. Obligations issued by U.S. government agencies and instrumentalities may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
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Institutional Class Shares year-to-date (ended March 31, 2011): 0.47% Best Quarter (ended June 30, 2009): 15.78% Worst Quarter (ended December 31, 2008): (15.38)%
Average Annual Total Returns (for the periods ended December 31, 2010)
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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Balanced-Risk Retirement 2030 Fund
Fund Summary - INVESCO BALANCED-RISK RETIREMENT 2030 FUND - INSTITUTIONAL
Investment Objective(s)
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoBalancedRiskRetirement2030FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015566_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoBalancedRiskRetirement2030FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015566_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies of the Fund and the Underlying Funds

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2011 is set forth below:

Underlying Funds	Invesco Balanced-Risk
Retirement 2030 Fund
Invesco Balanced-Risk Allocation Fund	100%
Liquid Assets Portfolio	0%
Premier Portfolio	0%
Total	100%

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

                                      ABRA        Cash
Risk                                  8.00%      0.60%
                                                          2050 Fund
Years   Quarters   2050 Fund Date    $ Weight    $ Weight     Risk

50.00     200       12/31/2000         100%       0%        8.00%
49.75     199        3/31/2001         100%       0%        8.00%
49.50     198        6/30/2001         100%       0%        8.00%
49.25     197        9/30/2001         100%       0%        8.00%
49.00     196       12/31/2001         100%       0%        8.00%
48.75     195        3/31/2002         100%       0%        8.00%
48.50     194        6/30/2002         100%       0%        8.00%
48.25     193        9/30/2002         100%       0%        8.00%
48.00     192       12/31/2002         100%       0%        8.00%
47.75     191        3/31/2003         100%       0%        8.00%
47.50     190        6/30/2003         100%       0%        8.00%
47.25     189        9/30/2003         100%       0%        8.00%
47.00     188       12/31/2003         100%       0%        8.00%
46.75     187        3/31/2004         100%       0%        8.00%
46.50     186        6/30/2004         100%       0%        8.00%
46.25     185        9/30/2004         100%       0%        8.00%
46.00     184       12/31/2004         100%       0%        8.00%
45.75     183        3/31/2005         100%       0%        8.00%
45.50     182        6/30/2005         100%       0%        8.00%
45.25     181        9/30/2005         100%       0%        8.00%
45.00     180       12/31/2005         100%       0%        8.00%
44.75     179        3/31/2006         100%       0%        8.00%
44.50     178        6/30/2006         100%       0%        8.00%
44.25     177        9/30/2006         100%       0%        8.00%
44.00     176       12/31/2006         100%       0%        8.00%
43.75     175        3/31/2007         100%       0%        8.00%
43.50     174        6/30/2007         100%       0%        8.00%
43.25     173        9/30/2007         100%       0%        8.00%
43.00     172       12/31/2007         100%       0%        8.00%
42.75     171        3/31/2008         100%       0%        8.00%
42.50     170        6/30/2008         100%       0%        8.00%
42.25     169        9/30/2008         100%       0%        8.00%
42.00     168       12/31/2008         100%       0%        8.00%
41.75     167        3/31/2009         100%       0%        8.00%
41.50     166        6/30/2009         100%       0%        8.00%
41.25     165        9/30/2009         100%       0%        8.00%
41.00     164       12/31/2009         100%       0%        8.00%
40.75     163        3/31/2010         100%       0%        8.00%
40.50     162        6/30/2010         100%       0%        8.00%
40.25     161        9/30/2010         100%       0%        8.00%
40.00     160       12/31/2010         100%       0%        8.00%
39.75     159        3/31/2011         100%       0%        8.00%
39.50     158        6/30/2011         100%       0%        8.00%
39.25     157        9/30/2011         100%       0%        8.00%
39.00     156       12/31/2011         100%       0%        8.00%
38.75     155        3/31/2012         100%       0%        8.00%
38.50     154        6/30/2012         100%       0%        8.00%
38.25     153        9/30/2012         100%       0%        8.00%
38.00     152       12/31/2012         100%       0%        8.00%
37.75     151        3/31/2013         100%       0%        8.00%
37.50     150        6/30/2013         100%       0%        8.00%
37.25     149        9/30/2013         100%       0%        8.00%
37.00     148       12/31/2013         100%       0%        8.00%
36.75     147        3/31/2014         100%       0%        8.00%
36.50     146        6/30/2014         100%       0%        8.00%
36.25     145        9/30/2014         100%       0%        8.00%
36.00     144       12/31/2014         100%       0%        8.00%
35.75     143        3/31/2015         100%       0%        8.00%
35.50     142        6/30/2015         100%       0%        8.00%
35.25     141        9/30/2015         100%       0%        8.00%
35.00     140       12/31/2015         100%       0%        8.00%
34.75     139        3/31/2016         100%       0%        8.00%
34.50     138        6/30/2016         100%       0%        8.00%
34.25     137        9/30/2016         100%       0%        8.00%
34.00     136       12/31/2016         100%       0%        8.00%
33.75     135        3/31/2017         100%       0%        8.00%
33.50     134        6/30/2017         100%       0%        8.00%
33.25     133        9/30/2017         100%       0%        8.00%
33.00     132       12/31/2017         100%       0%        8.00%
32.75     131        3/31/2018         100%       0%        8.00%
32.50     130        6/30/2018         100%       0%        8.00%
32.25     129        9/30/2018         100%       0%        8.00%
32.00     128       12/31/2018         100%       0%        8.00%
31.75     127        3/31/2019         100%       0%        8.00%
31.50     126        6/30/2019         100%       0%        8.00%
31.25     125        9/30/2019         100%       0%        8.00%
31.00     124       12/31/2019         100%       0%        8.00%
30.75     123        3/31/2020         100%       0%        8.00%
30.50     122        6/30/2020         100%       0%        8.00%
30.25     121        9/30/2020         100%       0%        8.00%
30.00     120       12/31/2020         100%       0%        8.00%
29.75     119        3/31/2021         100%       0%        8.00%
29.50     118        6/30/2021         100%       0%        8.00%
29.25     117        9/30/2021         100%       0%        8.00%
29.00     116       12/31/2021         100%       0%        8.00%
28.75     115        3/31/2022         100%       0%        8.00%
28.50     114        6/30/2022         100%       0%        8.00%
28.25     113        9/30/2022         100%       0%        8.00%
28.00     112       12/31/2022         100%       0%        8.00%
27.75     111        3/31/2023         100%       0%        8.00%
27.50     110        6/30/2023         100%       0%        8.00%
27.25     109        9/30/2023         100%       0%        8.00%
27.00     108       12/31/2023         100%       0%        8.00%
26.75     107        3/31/2024         100%       0%        8.00%
26.50     106        6/30/2024         100%       0%        8.00%
26.25     105        9/30/2024         100%       0%        8.00%
26.00     104       12/31/2024         100%       0%        8.00%
25.75     103        3/31/2025         100%       0%        8.00%
25.50     102        6/30/2025         100%       0%        8.00%
25.25     101        9/30/2025         100%       0%        8.00%
25.00     100       12/31/2025         100%       0%        8.00%
24.75      99        3/31/2026         100%       0%        8.00%
24.50      98        6/30/2026         100%       0%        8.00%
24.25      97        9/30/2026         100%       0%        8.00%
24.00      96       12/31/2026         100%       0%        8.00%
23.75      95        3/31/2027         100%       0%        8.00%
23.50      94        6/30/2027         100%       0%        8.00%
23.25      93        9/30/2027         100%       0%        8.00%
23.00      92       12/31/2027         100%       0%        8.00%
22.75      91        3/31/2028         100%       0%        8.00%
22.50      90        6/30/2028         100%       0%        8.00%
22.25      89        9/30/2028         100%       0%        8.00%
22.00      88       12/31/2028         100%       0%        8.00%
21.75      87        3/31/2029         100%       0%        8.00%
21.50      86        6/30/2029         100%       0%        8.00%
21.25      85        9/30/2029         100%       0%        8.00%
21.00      84       12/31/2029         100%       0%        8.00%
20.75      83        3/31/2030         100%       0%        8.00%
20.50      82        6/30/2030         100%       0%        8.00%
20.25      81        9/30/2030         100%       0%        8.00%
20.00      80       12/31/2030         100%       0%        8.00%
19.75      79        3/31/2031         100%       0%        8.00%
19.50      78        6/30/2031         100%       0%        8.00%
19.25      77        9/30/2031         100%       0%        8.00%
19.00      76       12/31/2031         100%       0%        8.00%
18.75      75        3/31/2032         100%       0%        8.00%
18.50      74        6/30/2032         100%       0%        8.00%
18.25      73        9/30/2032         100%       0%        8.00%
18.00      72       12/31/2032         100%       0%        8.00%
17.75      71        3/31/2033         100%       0%        8.00%
17.50      70        6/30/2033         100%       0%        8.00%
17.25      69        9/30/2033         100%       0%        8.00%
17.00      68       12/31/2033         100%       0%        8.00%
16.75      67        3/31/2034         100%       0%        8.00%
16.50      66        6/30/2034         100%       0%        8.00%
16.25      65        9/30/2034         100%       0%        8.00%
16.00      64       12/31/2034         100%       0%        8.00%
15.75      63        3/31/2035         100%       0%        8.00%
15.50      62        6/30/2035         100%       0%        8.00%
15.25      61        9/30/2035         100%       0%        8.00%
15.00      60       12/31/2035         100%       0%        8.00%
14.75      59        3/31/2036         100%       0%        8.00%
14.50      58        6/30/2036         100%       0%        8.00%
14.25      57        9/30/2036         100%       0%        8.00%
14.00      56       12/31/2036         100%       0%        8.00%
13.75      55        3/31/2037         100%       0%        8.00%
13.50      54        6/30/2037         100%       0%        8.00%
13.25      53        9/30/2037         100%       0%        8.00%
13.00      52       12/31/2037         100%       0%        8.00%
12.75      51        3/31/2038         100%       0%        8.00%
12.50      50        6/30/2038         100%       0%        8.00%
12.25      49        9/30/2038         100%       0%        8.00%
12.00      48       12/31/2038         100%       0%        8.00%
11.75      47        3/31/2039         100%       0%        8.00%
11.50      46        6/30/2039         100%       0%        8.00%
11.25      45        9/30/2039         100%       0%        8.00%
11.00      44       12/31/2039         100%       0%        8.00%
10.75      43        3/31/2040         100%       0%        8.00%
10.50      42        6/30/2040         100%       0%        8.00%
10.25      41        9/30/2040         100%       0%        8.00%
10.00      40       12/31/2040         100%       0%        8.00%
 9.75      39        3/31/2041          99%       1%        7.92%
 9.50      38        6/30/2041          98%       2%        7.84%
 9.25      37        9/30/2041          97%       3%        7.76%
 9.00      36       12/31/2041          96%       4%        7.68%
 8.75      35        3/31/2042          95%       5%        7.60%
 8.50      34        6/30/2042          94%       6%        7.52%
 8.25      33        9/30/2042          93%       7%        7.44%
 8.00      32       12/31/2042          92%       8%        7.36%
 7.75      31        3/31/2043          91%       9%        7.28%
 7.50      30        6/30/2043          90%      10%        7.20%
 7.25      29        9/30/2043          89%      11%        7.12%
 7.00      28       12/31/2043          88%      12%        7.04%
 6.75      27        3/31/2044          87%      13%        6.96%
 6.50      26        6/30/2044          86%      14%        6.88%
 6.25      25        9/30/2044          85%      15%        6.80%
 6.00      24       12/31/2044          84%      16%        6.72%
 5.75      23        3/31/2045          83%      17%        6.64%
 5.50      22        6/30/2045          82%      18%        6.56%
 5.25      21        9/30/2045          81%      19%        6.48%
 5.00      20       12/31/2045          80%      20%        6.40%
 4.75      19        3/31/2046          79%      21%        6.32%
 4.50      18        6/30/2046          78%      22%        6.24%
 4.25      17        9/30/2046          77%      23%        6.16%
 4.00      16       12/31/2046          76%      24%        6.08%
 3.75      15        3/31/2047          75%      25%        6.00%
 3.50      14        6/30/2047          74%      26%        5.92%
 3.25      13        9/30/2047          73%      27%        5.84%
 3.00      12       12/31/2047          72%      28%        5.76%
 2.75      11        3/31/2048          71%      29%        5.68%
 2.50      10        6/30/2048          70%      30%        5.60%
 2.25       9        9/30/2048          69%      31%        5.52%
 2.00       8       12/31/2048          68%      32%        5.44%
 1.75       7        3/31/2049          67%      33%        5.36%
 1.50       6        6/30/2049          66%      34%        5.28%
 1.25       5        9/30/2049          65%      35%        5.20%
 1.00       4       12/31/2049          64%      36%        5.12%
 0.75       3        3/31/2050          63%      37%        5.04%
 0.50       2        6/30/2050          62%      38%        4.97%
 0.25       1        9/30/2050          61%      39%        4.89%
 0.00       0       12/31/2050          60%      40%        4.81%

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

		10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum
Equities	15.80%	29.60%	62.50%
Commodities	13.70%	20.80%	35.60%
Fixed Income	47.80%	81.60%	136.90%
Cash Equivalents	0.00%	0.00%	0.00%
		5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum
Equities	12.60%	23.70%	50.00%
Commodities	11.00%	17.40%	28.50%
Fixed Income	38.30%	68.00%	109.50%
Cash Equivalents	20.00%	20.00%	20.00%
		At Retirement Date
		Strategic
	Minimum	Allocation	Maximum
Equities	9.50%	17.80%	37.50%
Commodities	8.20%	13.00%	21.40%
Fixed Income	28.70%	51.00%	82.10%
Cash Equivalents	40.00%	40.00%	40.00%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds

Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds (ETFs) and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while Invesco Balanced-Risk Allocation Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Subsidiary and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange-traded notes (ETNs) and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its total assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds.

The Subsidiary, unlike Invesco Balanced-Risk Allocation Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of Invesco Balanced-Risk Allocation Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, Invesco Balanced-Risk Allocation Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team selects representative assets to gain exposure to equity, fixed income and commodity markets. The selection process (1) evaluates a particular asset’s theoretical case for long-term excess returns relative to cash; (2) screens the identified assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to Invesco Balanced-Risk Allocation Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, Invesco Balanced-Risk Allocation Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Liquid Assets Portfolio invests in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Liquid Assets Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Liquid Assets Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio manager may invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio maintains a dollar-weighted portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Premier Portfolio invests from time to time in U.S. dollar-denominated foreign securities. Premier Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Premier Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. Premier Portfolio may also invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.

Tax Risk. Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from the Subsidiary as qualifying income based on a private letter ruling it has received from the IRS holding that the income of the Subsidiary attributable to Invesco Balanced-Risk Allocation Fund is income derived with respect to Invesco Balanced-Risk Allocation Fund’s business of investing in the stock of the Subsidiary and thus constitutes qualifying income. If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that Invesco Balanced-Risk Allocation Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” Invesco Balanced-Risk Allocation Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Invesco Balanced-Risk Allocation Fund’s Board of Trustees may authorize a significant change in investment strategy or liquidation.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualTotalReturnsBarChartInvescoBalancedRiskRetirement2030FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015566_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

Institutional Class Shares year-to-date (ended March 31, 2011): 0.49% Best Quarter (ended June 30, 2009): 20.31% Worst Quarter (ended December 31, 2008): (19.57)%
Average Annual Total Returns (for the periods ended December 31, 2010)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoBalancedRiskRetirement2030FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015566_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Balanced-Risk Retirement 2040 Fund
Fund Summary - INVESCO BALANCED-RISK RETIREMENT 2040 FUND - INSTITUTIONAL
Investment Objective(s)
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ShareholderFeesInvescoBalancedRiskRetirement2040FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015567_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoBalancedRiskRetirement2040FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015567_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoBalancedRiskRetirement2040FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015567_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies of the Fund and the Underlying Funds

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2011 is set forth below:

Underlying Funds	Invesco Balanced-Risk
Retirement 2040 Fund
Invesco Balanced-Risk Allocation Fund	100%
Liquid Assets Portfolio	0%
Premier Portfolio	0%
Total	100%

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

                                      ABRA        Cash
Risk                                  8.00%      0.60%
                                                          2050 Fund
Years   Quarters   2050 Fund Date    $ Weight    $ Weight     Risk

50.00     200       12/31/2000         100%       0%        8.00%
49.75     199        3/31/2001         100%       0%        8.00%
49.50     198        6/30/2001         100%       0%        8.00%
49.25     197        9/30/2001         100%       0%        8.00%
49.00     196       12/31/2001         100%       0%        8.00%
48.75     195        3/31/2002         100%       0%        8.00%
48.50     194        6/30/2002         100%       0%        8.00%
48.25     193        9/30/2002         100%       0%        8.00%
48.00     192       12/31/2002         100%       0%        8.00%
47.75     191        3/31/2003         100%       0%        8.00%
47.50     190        6/30/2003         100%       0%        8.00%
47.25     189        9/30/2003         100%       0%        8.00%
47.00     188       12/31/2003         100%       0%        8.00%
46.75     187        3/31/2004         100%       0%        8.00%
46.50     186        6/30/2004         100%       0%        8.00%
46.25     185        9/30/2004         100%       0%        8.00%
46.00     184       12/31/2004         100%       0%        8.00%
45.75     183        3/31/2005         100%       0%        8.00%
45.50     182        6/30/2005         100%       0%        8.00%
45.25     181        9/30/2005         100%       0%        8.00%
45.00     180       12/31/2005         100%       0%        8.00%
44.75     179        3/31/2006         100%       0%        8.00%
44.50     178        6/30/2006         100%       0%        8.00%
44.25     177        9/30/2006         100%       0%        8.00%
44.00     176       12/31/2006         100%       0%        8.00%
43.75     175        3/31/2007         100%       0%        8.00%
43.50     174        6/30/2007         100%       0%        8.00%
43.25     173        9/30/2007         100%       0%        8.00%
43.00     172       12/31/2007         100%       0%        8.00%
42.75     171        3/31/2008         100%       0%        8.00%
42.50     170        6/30/2008         100%       0%        8.00%
42.25     169        9/30/2008         100%       0%        8.00%
42.00     168       12/31/2008         100%       0%        8.00%
41.75     167        3/31/2009         100%       0%        8.00%
41.50     166        6/30/2009         100%       0%        8.00%
41.25     165        9/30/2009         100%       0%        8.00%
41.00     164       12/31/2009         100%       0%        8.00%
40.75     163        3/31/2010         100%       0%        8.00%
40.50     162        6/30/2010         100%       0%        8.00%
40.25     161        9/30/2010         100%       0%        8.00%
40.00     160       12/31/2010         100%       0%        8.00%
39.75     159        3/31/2011         100%       0%        8.00%
39.50     158        6/30/2011         100%       0%        8.00%
39.25     157        9/30/2011         100%       0%        8.00%
39.00     156       12/31/2011         100%       0%        8.00%
38.75     155        3/31/2012         100%       0%        8.00%
38.50     154        6/30/2012         100%       0%        8.00%
38.25     153        9/30/2012         100%       0%        8.00%
38.00     152       12/31/2012         100%       0%        8.00%
37.75     151        3/31/2013         100%       0%        8.00%
37.50     150        6/30/2013         100%       0%        8.00%
37.25     149        9/30/2013         100%       0%        8.00%
37.00     148       12/31/2013         100%       0%        8.00%
36.75     147        3/31/2014         100%       0%        8.00%
36.50     146        6/30/2014         100%       0%        8.00%
36.25     145        9/30/2014         100%       0%        8.00%
36.00     144       12/31/2014         100%       0%        8.00%
35.75     143        3/31/2015         100%       0%        8.00%
35.50     142        6/30/2015         100%       0%        8.00%
35.25     141        9/30/2015         100%       0%        8.00%
35.00     140       12/31/2015         100%       0%        8.00%
34.75     139        3/31/2016         100%       0%        8.00%
34.50     138        6/30/2016         100%       0%        8.00%
34.25     137        9/30/2016         100%       0%        8.00%
34.00     136       12/31/2016         100%       0%        8.00%
33.75     135        3/31/2017         100%       0%        8.00%
33.50     134        6/30/2017         100%       0%        8.00%
33.25     133        9/30/2017         100%       0%        8.00%
33.00     132       12/31/2017         100%       0%        8.00%
32.75     131        3/31/2018         100%       0%        8.00%
32.50     130        6/30/2018         100%       0%        8.00%
32.25     129        9/30/2018         100%       0%        8.00%
32.00     128       12/31/2018         100%       0%        8.00%
31.75     127        3/31/2019         100%       0%        8.00%
31.50     126        6/30/2019         100%       0%        8.00%
31.25     125        9/30/2019         100%       0%        8.00%
31.00     124       12/31/2019         100%       0%        8.00%
30.75     123        3/31/2020         100%       0%        8.00%
30.50     122        6/30/2020         100%       0%        8.00%
30.25     121        9/30/2020         100%       0%        8.00%
30.00     120       12/31/2020         100%       0%        8.00%
29.75     119        3/31/2021         100%       0%        8.00%
29.50     118        6/30/2021         100%       0%        8.00%
29.25     117        9/30/2021         100%       0%        8.00%
29.00     116       12/31/2021         100%       0%        8.00%
28.75     115        3/31/2022         100%       0%        8.00%
28.50     114        6/30/2022         100%       0%        8.00%
28.25     113        9/30/2022         100%       0%        8.00%
28.00     112       12/31/2022         100%       0%        8.00%
27.75     111        3/31/2023         100%       0%        8.00%
27.50     110        6/30/2023         100%       0%        8.00%
27.25     109        9/30/2023         100%       0%        8.00%
27.00     108       12/31/2023         100%       0%        8.00%
26.75     107        3/31/2024         100%       0%        8.00%
26.50     106        6/30/2024         100%       0%        8.00%
26.25     105        9/30/2024         100%       0%        8.00%
26.00     104       12/31/2024         100%       0%        8.00%
25.75     103        3/31/2025         100%       0%        8.00%
25.50     102        6/30/2025         100%       0%        8.00%
25.25     101        9/30/2025         100%       0%        8.00%
25.00     100       12/31/2025         100%       0%        8.00%
24.75      99        3/31/2026         100%       0%        8.00%
24.50      98        6/30/2026         100%       0%        8.00%
24.25      97        9/30/2026         100%       0%        8.00%
24.00      96       12/31/2026         100%       0%        8.00%
23.75      95        3/31/2027         100%       0%        8.00%
23.50      94        6/30/2027         100%       0%        8.00%
23.25      93        9/30/2027         100%       0%        8.00%
23.00      92       12/31/2027         100%       0%        8.00%
22.75      91        3/31/2028         100%       0%        8.00%
22.50      90        6/30/2028         100%       0%        8.00%
22.25      89        9/30/2028         100%       0%        8.00%
22.00      88       12/31/2028         100%       0%        8.00%
21.75      87        3/31/2029         100%       0%        8.00%
21.50      86        6/30/2029         100%       0%        8.00%
21.25      85        9/30/2029         100%       0%        8.00%
21.00      84       12/31/2029         100%       0%        8.00%
20.75      83        3/31/2030         100%       0%        8.00%
20.50      82        6/30/2030         100%       0%        8.00%
20.25      81        9/30/2030         100%       0%        8.00%
20.00      80       12/31/2030         100%       0%        8.00%
19.75      79        3/31/2031         100%       0%        8.00%
19.50      78        6/30/2031         100%       0%        8.00%
19.25      77        9/30/2031         100%       0%        8.00%
19.00      76       12/31/2031         100%       0%        8.00%
18.75      75        3/31/2032         100%       0%        8.00%
18.50      74        6/30/2032         100%       0%        8.00%
18.25      73        9/30/2032         100%       0%        8.00%
18.00      72       12/31/2032         100%       0%        8.00%
17.75      71        3/31/2033         100%       0%        8.00%
17.50      70        6/30/2033         100%       0%        8.00%
17.25      69        9/30/2033         100%       0%        8.00%
17.00      68       12/31/2033         100%       0%        8.00%
16.75      67        3/31/2034         100%       0%        8.00%
16.50      66        6/30/2034         100%       0%        8.00%
16.25      65        9/30/2034         100%       0%        8.00%
16.00      64       12/31/2034         100%       0%        8.00%
15.75      63        3/31/2035         100%       0%        8.00%
15.50      62        6/30/2035         100%       0%        8.00%
15.25      61        9/30/2035         100%       0%        8.00%
15.00      60       12/31/2035         100%       0%        8.00%
14.75      59        3/31/2036         100%       0%        8.00%
14.50      58        6/30/2036         100%       0%        8.00%
14.25      57        9/30/2036         100%       0%        8.00%
14.00      56       12/31/2036         100%       0%        8.00%
13.75      55        3/31/2037         100%       0%        8.00%
13.50      54        6/30/2037         100%       0%        8.00%
13.25      53        9/30/2037         100%       0%        8.00%
13.00      52       12/31/2037         100%       0%        8.00%
12.75      51        3/31/2038         100%       0%        8.00%
12.50      50        6/30/2038         100%       0%        8.00%
12.25      49        9/30/2038         100%       0%        8.00%
12.00      48       12/31/2038         100%       0%        8.00%
11.75      47        3/31/2039         100%       0%        8.00%
11.50      46        6/30/2039         100%       0%        8.00%
11.25      45        9/30/2039         100%       0%        8.00%
11.00      44       12/31/2039         100%       0%        8.00%
10.75      43        3/31/2040         100%       0%        8.00%
10.50      42        6/30/2040         100%       0%        8.00%
10.25      41        9/30/2040         100%       0%        8.00%
10.00      40       12/31/2040         100%       0%        8.00%
 9.75      39        3/31/2041          99%       1%        7.92%
 9.50      38        6/30/2041          98%       2%        7.84%
 9.25      37        9/30/2041          97%       3%        7.76%
 9.00      36       12/31/2041          96%       4%        7.68%
 8.75      35        3/31/2042          95%       5%        7.60%
 8.50      34        6/30/2042          94%       6%        7.52%
 8.25      33        9/30/2042          93%       7%        7.44%
 8.00      32       12/31/2042          92%       8%        7.36%
 7.75      31        3/31/2043          91%       9%        7.28%
 7.50      30        6/30/2043          90%      10%        7.20%
 7.25      29        9/30/2043          89%      11%        7.12%
 7.00      28       12/31/2043          88%      12%        7.04%
 6.75      27        3/31/2044          87%      13%        6.96%
 6.50      26        6/30/2044          86%      14%        6.88%
 6.25      25        9/30/2044          85%      15%        6.80%
 6.00      24       12/31/2044          84%      16%        6.72%
 5.75      23        3/31/2045          83%      17%        6.64%
 5.50      22        6/30/2045          82%      18%        6.56%
 5.25      21        9/30/2045          81%      19%        6.48%
 5.00      20       12/31/2045          80%      20%        6.40%
 4.75      19        3/31/2046          79%      21%        6.32%
 4.50      18        6/30/2046          78%      22%        6.24%
 4.25      17        9/30/2046          77%      23%        6.16%
 4.00      16       12/31/2046          76%      24%        6.08%
 3.75      15        3/31/2047          75%      25%        6.00%
 3.50      14        6/30/2047          74%      26%        5.92%
 3.25      13        9/30/2047          73%      27%        5.84%
 3.00      12       12/31/2047          72%      28%        5.76%
 2.75      11        3/31/2048          71%      29%        5.68%
 2.50      10        6/30/2048          70%      30%        5.60%
 2.25       9        9/30/2048          69%      31%        5.52%
 2.00       8       12/31/2048          68%      32%        5.44%
 1.75       7        3/31/2049          67%      33%        5.36%
 1.50       6        6/30/2049          66%      34%        5.28%
 1.25       5        9/30/2049          65%      35%        5.20%
 1.00       4       12/31/2049          64%      36%        5.12%
 0.75       3        3/31/2050          63%      37%        5.04%
 0.50       2        6/30/2050          62%      38%        4.97%
 0.25       1        9/30/2050          61%      39%        4.89%
 0.00       0       12/31/2050          60%      40%        4.81%

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

		10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.80%	29.60%	62.50%
Commodities	13.70%	20.80%	35.60%
Fixed Income	47.80%	81.60%	136.90%
Cash Equivalents	0.00%	0.00%	0.00%
		5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum
Equities	12.60%	23.70%	50.00%
Commodities	11.00%	17.40%	28.50%
Fixed Income	38.30%	68.00%	109.50%
Cash Equivalents	20.00%	20.00%	20.00%
		At Retirement Date
		Strategic
	Minimum	Allocation	Maximum
Equities	9.50%	17.80%	37.50%
Commodities	8.20%	13.00%	21.40%
Fixed Income	28.70%	51.00%	82.10%
Cash Equivalents	40.00%	40.00%	40.00%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds

Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds (ETFs) and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while Invesco Balanced-Risk Allocation Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Subsidiary and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange-traded notes (ETNs) and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its total assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds.

The Subsidiary, unlike Invesco Balanced-Risk Allocation Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of Invesco Balanced-Risk Allocation Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, Invesco Balanced-Risk Allocation Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team selects representative assets to gain exposure to equity, fixed income and commodity markets. The selection process (1) evaluates a particular asset’s theoretical case for long-term excess returns relative to cash; (2) screens the identified assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to Invesco Balanced-Risk Allocation Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, Invesco Balanced-Risk Allocation Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Liquid Assets Portfolio invests in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Liquid Assets Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Liquid Assets Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio manager may invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio maintains a dollar-weighted portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Premier Portfolio invests from time to time in U.S. dollar-denominated foreign securities. Premier Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Premier Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. Premier Portfolio may also invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.

Tax Risk. Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from the Subsidiary as qualifying income based on a private letter ruling it has received from the IRS holding that the income of the Subsidiary attributable to Invesco Balanced-Risk Allocation Fund is income derived with respect to Invesco Balanced-Risk Allocation Fund’s business of investing in the stock of the Subsidiary and thus constitutes qualifying income. If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that Invesco Balanced-Risk Allocation Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” Invesco Balanced-Risk Allocation Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Invesco Balanced-Risk Allocation Fund’s Board of Trustees may authorize a significant change in investment strategy or liquidation.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualTotalReturnsBarChartInvescoBalancedRiskRetirement2040FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015567_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

Institutional Class Shares year-to-date (ended March 31, 2011): 0.51% Best Quarter (ended June 30, 2009): 22.18% Worst Quarter (ended December 31, 2008): (21.31)%
Average Annual Total Returns (for the periods ended December 31, 2010)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoBalancedRiskRetirement2040FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015567_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Balanced-Risk Retirement 2050 Fund
Fund Summary - INVESCO BALANCED-RISK RETIREMENT 2050 FUND - INSTITUTIONAL
Investment Objective(s)
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ShareholderFeesInvescoBalancedRiskRetirement2050FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015568_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoBalancedRiskRetirement2050FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015568_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoBalancedRiskRetirement2050FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015568_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies of the Fund and the Underlying Funds

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2011 is set forth below:

Underlying Funds	Invesco Balanced-Risk Retirement 2050
Fund
Invesco Balanced-Risk Allocation Fund	100%
Liquid Assets Portfolio	0.00%
Premier Portfolio	0.00%
Total	100%

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

                                      ABRA        Cash
Risk                                  8.00%      0.60%
                                                          2050 Fund
Years   Quarters   2050 Fund Date    $ Weight    $ Weight     Risk

50.00     200       12/31/2000         100%       0%        8.00%
49.75     199        3/31/2001         100%       0%        8.00%
49.50     198        6/30/2001         100%       0%        8.00%
49.25     197        9/30/2001         100%       0%        8.00%
49.00     196       12/31/2001         100%       0%        8.00%
48.75     195        3/31/2002         100%       0%        8.00%
48.50     194        6/30/2002         100%       0%        8.00%
48.25     193        9/30/2002         100%       0%        8.00%
48.00     192       12/31/2002         100%       0%        8.00%
47.75     191        3/31/2003         100%       0%        8.00%
47.50     190        6/30/2003         100%       0%        8.00%
47.25     189        9/30/2003         100%       0%        8.00%
47.00     188       12/31/2003         100%       0%        8.00%
46.75     187        3/31/2004         100%       0%        8.00%
46.50     186        6/30/2004         100%       0%        8.00%
46.25     185        9/30/2004         100%       0%        8.00%
46.00     184       12/31/2004         100%       0%        8.00%
45.75     183        3/31/2005         100%       0%        8.00%
45.50     182        6/30/2005         100%       0%        8.00%
45.25     181        9/30/2005         100%       0%        8.00%
45.00     180       12/31/2005         100%       0%        8.00%
44.75     179        3/31/2006         100%       0%        8.00%
44.50     178        6/30/2006         100%       0%        8.00%
44.25     177        9/30/2006         100%       0%        8.00%
44.00     176       12/31/2006         100%       0%        8.00%
43.75     175        3/31/2007         100%       0%        8.00%
43.50     174        6/30/2007         100%       0%        8.00%
43.25     173        9/30/2007         100%       0%        8.00%
43.00     172       12/31/2007         100%       0%        8.00%
42.75     171        3/31/2008         100%       0%        8.00%
42.50     170        6/30/2008         100%       0%        8.00%
42.25     169        9/30/2008         100%       0%        8.00%
42.00     168       12/31/2008         100%       0%        8.00%
41.75     167        3/31/2009         100%       0%        8.00%
41.50     166        6/30/2009         100%       0%        8.00%
41.25     165        9/30/2009         100%       0%        8.00%
41.00     164       12/31/2009         100%       0%        8.00%
40.75     163        3/31/2010         100%       0%        8.00%
40.50     162        6/30/2010         100%       0%        8.00%
40.25     161        9/30/2010         100%       0%        8.00%
40.00     160       12/31/2010         100%       0%        8.00%
39.75     159        3/31/2011         100%       0%        8.00%
39.50     158        6/30/2011         100%       0%        8.00%
39.25     157        9/30/2011         100%       0%        8.00%
39.00     156       12/31/2011         100%       0%        8.00%
38.75     155        3/31/2012         100%       0%        8.00%
38.50     154        6/30/2012         100%       0%        8.00%
38.25     153        9/30/2012         100%       0%        8.00%
38.00     152       12/31/2012         100%       0%        8.00%
37.75     151        3/31/2013         100%       0%        8.00%
37.50     150        6/30/2013         100%       0%        8.00%
37.25     149        9/30/2013         100%       0%        8.00%
37.00     148       12/31/2013         100%       0%        8.00%
36.75     147        3/31/2014         100%       0%        8.00%
36.50     146        6/30/2014         100%       0%        8.00%
36.25     145        9/30/2014         100%       0%        8.00%
36.00     144       12/31/2014         100%       0%        8.00%
35.75     143        3/31/2015         100%       0%        8.00%
35.50     142        6/30/2015         100%       0%        8.00%
35.25     141        9/30/2015         100%       0%        8.00%
35.00     140       12/31/2015         100%       0%        8.00%
34.75     139        3/31/2016         100%       0%        8.00%
34.50     138        6/30/2016         100%       0%        8.00%
34.25     137        9/30/2016         100%       0%        8.00%
34.00     136       12/31/2016         100%       0%        8.00%
33.75     135        3/31/2017         100%       0%        8.00%
33.50     134        6/30/2017         100%       0%        8.00%
33.25     133        9/30/2017         100%       0%        8.00%
33.00     132       12/31/2017         100%       0%        8.00%
32.75     131        3/31/2018         100%       0%        8.00%
32.50     130        6/30/2018         100%       0%        8.00%
32.25     129        9/30/2018         100%       0%        8.00%
32.00     128       12/31/2018         100%       0%        8.00%
31.75     127        3/31/2019         100%       0%        8.00%
31.50     126        6/30/2019         100%       0%        8.00%
31.25     125        9/30/2019         100%       0%        8.00%
31.00     124       12/31/2019         100%       0%        8.00%
30.75     123        3/31/2020         100%       0%        8.00%
30.50     122        6/30/2020         100%       0%        8.00%
30.25     121        9/30/2020         100%       0%        8.00%
30.00     120       12/31/2020         100%       0%        8.00%
29.75     119        3/31/2021         100%       0%        8.00%
29.50     118        6/30/2021         100%       0%        8.00%
29.25     117        9/30/2021         100%       0%        8.00%
29.00     116       12/31/2021         100%       0%        8.00%
28.75     115        3/31/2022         100%       0%        8.00%
28.50     114        6/30/2022         100%       0%        8.00%
28.25     113        9/30/2022         100%       0%        8.00%
28.00     112       12/31/2022         100%       0%        8.00%
27.75     111        3/31/2023         100%       0%        8.00%
27.50     110        6/30/2023         100%       0%        8.00%
27.25     109        9/30/2023         100%       0%        8.00%
27.00     108       12/31/2023         100%       0%        8.00%
26.75     107        3/31/2024         100%       0%        8.00%
26.50     106        6/30/2024         100%       0%        8.00%
26.25     105        9/30/2024         100%       0%        8.00%
26.00     104       12/31/2024         100%       0%        8.00%
25.75     103        3/31/2025         100%       0%        8.00%
25.50     102        6/30/2025         100%       0%        8.00%
25.25     101        9/30/2025         100%       0%        8.00%
25.00     100       12/31/2025         100%       0%        8.00%
24.75      99        3/31/2026         100%       0%        8.00%
24.50      98        6/30/2026         100%       0%        8.00%
24.25      97        9/30/2026         100%       0%        8.00%
24.00      96       12/31/2026         100%       0%        8.00%
23.75      95        3/31/2027         100%       0%        8.00%
23.50      94        6/30/2027         100%       0%        8.00%
23.25      93        9/30/2027         100%       0%        8.00%
23.00      92       12/31/2027         100%       0%        8.00%
22.75      91        3/31/2028         100%       0%        8.00%
22.50      90        6/30/2028         100%       0%        8.00%
22.25      89        9/30/2028         100%       0%        8.00%
22.00      88       12/31/2028         100%       0%        8.00%
21.75      87        3/31/2029         100%       0%        8.00%
21.50      86        6/30/2029         100%       0%        8.00%
21.25      85        9/30/2029         100%       0%        8.00%
21.00      84       12/31/2029         100%       0%        8.00%
20.75      83        3/31/2030         100%       0%        8.00%
20.50      82        6/30/2030         100%       0%        8.00%
20.25      81        9/30/2030         100%       0%        8.00%
20.00      80       12/31/2030         100%       0%        8.00%
19.75      79        3/31/2031         100%       0%        8.00%
19.50      78        6/30/2031         100%       0%        8.00%
19.25      77        9/30/2031         100%       0%        8.00%
19.00      76       12/31/2031         100%       0%        8.00%
18.75      75        3/31/2032         100%       0%        8.00%
18.50      74        6/30/2032         100%       0%        8.00%
18.25      73        9/30/2032         100%       0%        8.00%
18.00      72       12/31/2032         100%       0%        8.00%
17.75      71        3/31/2033         100%       0%        8.00%
17.50      70        6/30/2033         100%       0%        8.00%
17.25      69        9/30/2033         100%       0%        8.00%
17.00      68       12/31/2033         100%       0%        8.00%
16.75      67        3/31/2034         100%       0%        8.00%
16.50      66        6/30/2034         100%       0%        8.00%
16.25      65        9/30/2034         100%       0%        8.00%
16.00      64       12/31/2034         100%       0%        8.00%
15.75      63        3/31/2035         100%       0%        8.00%
15.50      62        6/30/2035         100%       0%        8.00%
15.25      61        9/30/2035         100%       0%        8.00%
15.00      60       12/31/2035         100%       0%        8.00%
14.75      59        3/31/2036         100%       0%        8.00%
14.50      58        6/30/2036         100%       0%        8.00%
14.25      57        9/30/2036         100%       0%        8.00%
14.00      56       12/31/2036         100%       0%        8.00%
13.75      55        3/31/2037         100%       0%        8.00%
13.50      54        6/30/2037         100%       0%        8.00%
13.25      53        9/30/2037         100%       0%        8.00%
13.00      52       12/31/2037         100%       0%        8.00%
12.75      51        3/31/2038         100%       0%        8.00%
12.50      50        6/30/2038         100%       0%        8.00%
12.25      49        9/30/2038         100%       0%        8.00%
12.00      48       12/31/2038         100%       0%        8.00%
11.75      47        3/31/2039         100%       0%        8.00%
11.50      46        6/30/2039         100%       0%        8.00%
11.25      45        9/30/2039         100%       0%        8.00%
11.00      44       12/31/2039         100%       0%        8.00%
10.75      43        3/31/2040         100%       0%        8.00%
10.50      42        6/30/2040         100%       0%        8.00%
10.25      41        9/30/2040         100%       0%        8.00%
10.00      40       12/31/2040         100%       0%        8.00%
 9.75      39        3/31/2041          99%       1%        7.92%
 9.50      38        6/30/2041          98%       2%        7.84%
 9.25      37        9/30/2041          97%       3%        7.76%
 9.00      36       12/31/2041          96%       4%        7.68%
 8.75      35        3/31/2042          95%       5%        7.60%
 8.50      34        6/30/2042          94%       6%        7.52%
 8.25      33        9/30/2042          93%       7%        7.44%
 8.00      32       12/31/2042          92%       8%        7.36%
 7.75      31        3/31/2043          91%       9%        7.28%
 7.50      30        6/30/2043          90%      10%        7.20%
 7.25      29        9/30/2043          89%      11%        7.12%
 7.00      28       12/31/2043          88%      12%        7.04%
 6.75      27        3/31/2044          87%      13%        6.96%
 6.50      26        6/30/2044          86%      14%        6.88%
 6.25      25        9/30/2044          85%      15%        6.80%
 6.00      24       12/31/2044          84%      16%        6.72%
 5.75      23        3/31/2045          83%      17%        6.64%
 5.50      22        6/30/2045          82%      18%        6.56%
 5.25      21        9/30/2045          81%      19%        6.48%
 5.00      20       12/31/2045          80%      20%        6.40%
 4.75      19        3/31/2046          79%      21%        6.32%
 4.50      18        6/30/2046          78%      22%        6.24%
 4.25      17        9/30/2046          77%      23%        6.16%
 4.00      16       12/31/2046          76%      24%        6.08%
 3.75      15        3/31/2047          75%      25%        6.00%
 3.50      14        6/30/2047          74%      26%        5.92%
 3.25      13        9/30/2047          73%      27%        5.84%
 3.00      12       12/31/2047          72%      28%        5.76%
 2.75      11        3/31/2048          71%      29%        5.68%
 2.50      10        6/30/2048          70%      30%        5.60%
 2.25       9        9/30/2048          69%      31%        5.52%
 2.00       8       12/31/2048          68%      32%        5.44%
 1.75       7        3/31/2049          67%      33%        5.36%
 1.50       6        6/30/2049          66%      34%        5.28%
 1.25       5        9/30/2049          65%      35%        5.20%
 1.00       4       12/31/2049          64%      36%        5.12%
 0.75       3        3/31/2050          63%      37%        5.04%
 0.50       2        6/30/2050          62%      38%        4.97%
 0.25       1        9/30/2050          61%      39%        4.89%
 0.00       0       12/31/2050          60%      40%        4.81%

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

		10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum
Equities	15.80%	29.60%	62.50%
Commodities	13.70%	20.80%	35.60%
Fixed Income	47.80%	81.60%	136.90%
Cash Equivalents	0.00%	0.00%	0.00%
		5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum
Equities	12.60%	23.70%	50.00%
Commodities	11.00%	17.40%	28.50%
Fixed Income	38.30%	68.00%	109.50%
Cash Equivalents	20.00%	20.00%	20.00%
		At Retirement Date
		Strategic
	Minimum	Allocation	Maximum
Equities	9.50%	17.80%	37.50%
Commodities	8.20%	13.00%	21.40%
Fixed Income	28.70%	51.00%	82.10%
Cash Equivalents	40.00%	40.00%	40.00%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds

Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds (ETFs) and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while Invesco Balanced-Risk Allocation Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Subsidiary and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange-traded notes (ETNs) and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its total assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds.

The Subsidiary, unlike Invesco Balanced-Risk Allocation Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of Invesco Balanced-Risk Allocation Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, Invesco Balanced-Risk Allocation Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team selects representative assets to gain exposure to equity, fixed income and commodity markets. The selection process (1) evaluates a particular asset’s theoretical case for long-term excess returns relative to cash; (2) screens the identified assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to Invesco Balanced-Risk Allocation Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, Invesco Balanced-Risk Allocation Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Liquid Assets Portfolio invests in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Liquid Assets Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Liquid Assets Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio manager may invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio maintains a dollar-weighted portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Premier Portfolio invests from time to time in U.S. dollar-denominated foreign securities. Premier Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Premier Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. Premier Portfolio may also invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.

Tax Risk. Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from the Subsidiary as qualifying income based on a private letter ruling it has received from the IRS holding that the income of the Subsidiary attributable to Invesco Balanced-Risk Allocation Fund is income derived with respect to Invesco Balanced-Risk Allocation Fund’s business of investing in the stock of the Subsidiary and thus constitutes qualifying income. If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that Invesco Balanced-Risk Allocation Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” Invesco Balanced-Risk Allocation Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Invesco Balanced-Risk Allocation Fund’s Board of Trustees may authorize a significant change in investment strategy or liquidation.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualTotalReturnsBarChartInvescoBalancedRiskRetirement2050FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015568_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

Institutional Class Shares year-to-date (ended March 31, 2011): 0.66% Best Quarter (ended June 30, 2009): 23.30% Worst Quarter (ended December 31, 2008): (22.35)%
Average Annual Total Returns (for the periods ended December 31, 2010)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoBalancedRiskRetirement2050FundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs_S000015568_Member * row dei_LegalEntityAxis compact aimgs_Prospectus_Twenty_One_Member * ~&lt;/div&gt;

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Shareholder Fees (Invesco Balanced Risk Retirement Now Fund, Class Institutional, Invesco Balanced-Risk Retirement Now Fund)	12 Months Ended
May 02, 2011
Invesco Balanced Risk Retirement Now Fund | Class Institutional, Invesco Balanced-Risk Retirement Now Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Shareholder Fees (Invesco Balanced-Risk Retirement 2010 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2010 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Shareholder Fees (Invesco Balanced-Risk Retirement 2020 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2020 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2020 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2020 Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Shareholder Fees (Invesco Balanced-Risk Retirement 2030 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2030 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2030 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2030 Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Shareholder Fees (Invesco Balanced-Risk Retirement 2040 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2040 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2040 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2040 Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Shareholder Fees (Invesco Balanced-Risk Retirement 2050 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2050 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (Invesco Balanced Risk Retirement Now Fund, Class Institutional, Invesco Balanced-Risk Retirement Now Fund)	12 Months Ended
May 02, 2011
Invesco Balanced Risk Retirement Now Fund | Class Institutional, Invesco Balanced-Risk Retirement Now Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.97%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses	1.52%
Fee Waiver and/or Expense Reimbursement	0.97% [1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.00% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees or Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.

Annual Fund Operating Expenses (Invesco Balanced-Risk Retirement 2010 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2010 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.67%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses	1.22%
Fee Waiver and/or Expense Reimbursement	0.67% [1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.00% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees or Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.

Annual Fund Operating Expenses (Invesco Balanced-Risk Retirement 2020 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2020 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2020 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2020 Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses	1.24%
Fee Waiver and/or Expense Reimbursement	0.45% [1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.00% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees or Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.

Annual Fund Operating Expenses (Invesco Balanced-Risk Retirement 2030 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2030 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2030 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2030 Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses	1.39%
Fee Waiver and/or Expense Reimbursement	0.60% [1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.00% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees or Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.

Annual Fund Operating Expenses (Invesco Balanced-Risk Retirement 2040 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2040 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2040 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2040 Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.01%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses	1.80%
Fee Waiver and/or Expense Reimbursement	1.01% [1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.00% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees or Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.

Annual Fund Operating Expenses (Invesco Balanced-Risk Retirement 2050 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2050 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	2.37%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses	3.16%
Fee Waiver and/or Expense Reimbursement	2.37% [1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.00% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees or Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.

Expense Example (Invesco Balanced Risk Retirement Now Fund, Class Institutional, Invesco Balanced-Risk Retirement Now Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Balanced Risk Retirement Now Fund | Class Institutional, Invesco Balanced-Risk Retirement Now Fund
Example
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 56
3 Years	385
5 Years	737
10 Years	$ 1,730

Expense Example (Invesco Balanced-Risk Retirement 2010 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2010 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund
Example
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 56
3 Years	321
5 Years	606
10 Years	$ 1,418

Expense Example (Invesco Balanced-Risk Retirement 2020 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2020 Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2020 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2020 Fund
Example
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 81
3 Years	349
5 Years	638
10 Years	$ 1,460

Expense Example (Invesco Balanced-Risk Retirement 2030 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2030 Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2030 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2030 Fund
Example
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 81
3 Years	381
5 Years	703
10 Years	$ 1,617

Expense Example (Invesco Balanced-Risk Retirement 2040 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2040 Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2040 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2040 Fund
Example
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 81
3 Years	468
5 Years	880
10 Years	$ 2,033

Expense Example (Invesco Balanced-Risk Retirement 2050 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2050 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund
Example
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 81
3 Years	751
5 Years	1,447
10 Years	$ 3,302

Annual Total Returns (Bar Chart) (Invesco Balanced Risk Retirement Now Fund, Class Institutional, Invesco Balanced-Risk Retirement Now Fund)	12 Months Ended
May 02, 2011
Invesco Balanced Risk Retirement Now Fund | Class Institutional, Invesco Balanced-Risk Retirement Now Fund
Annual Total Returns
'08	(17.23%)
'09	14.82%
'10	8.00%

Annual Total Returns (Bar Chart) (Invesco Balanced-Risk Retirement 2010 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2010 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund
Annual Total Returns
'08	(18.82%)
'09	15.75%
'10	7.96%

Annual Total Returns (Bar Chart) (Invesco Balanced-Risk Retirement 2020 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2020 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2020 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2020 Fund
Annual Total Returns
'08	(27.41%)
'09	22.79%
'10	13.47%

Annual Total Returns (Bar Chart) (Invesco Balanced-Risk Retirement 2030 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2030 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2030 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2030 Fund
Annual Total Returns
'08	(33.46%)
'09	27.10%
'10	13.43%

Annual Total Returns (Bar Chart) (Invesco Balanced-Risk Retirement 2040 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2040 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2040 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2040 Fund
Annual Total Returns
'08	(35.94%)
'09	28.13%
'10	13.25%

Annual Total Returns (Bar Chart) (Invesco Balanced-Risk Retirement 2050 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2050 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund
Annual Total Returns
'08	(37.42%)
'09	28.32%
'10	13.18%

Average Annual Total Returns (Invesco Balanced Risk Retirement Now Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class Institutional, Invesco Balanced-Risk Retirement Now Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return Before Taxes
1 Year	8.00%
Since Inception	1.61%
Inception Date	Jan 31, 2007
Return After Taxes on Distributions | Class Institutional, Invesco Balanced-Risk Retirement Now Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return After Taxes on Distributions
1 Year	6.73%
Since Inception	(0.23%)
Inception Date	Jan 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Balanced-Risk Retirement Now Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	5.19%
Since Inception	0.33%
Inception Date	Jan 31, 2007
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
Since Inception	(1.22%)
Inception Date	Jan 31, 2007
Custom Balanced-Risk Allocation Broad Index
Average Annual Total Returns
Label	Custom Balanced-Risk Allocation Broad Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	12.14%
Since Inception	2.22%
Inception Date	Jan 31, 2007
Custom Balanced-Risk Retirement Now Index
Average Annual Total Returns
Label	Custom Balanced-Risk Retirement Now Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	6.25%
Since Inception	2.94%
Inception Date	Jan 31, 2007
Lipper Mixed-Asset Target Allocation Conservative Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target Allocation Conservative Funds Index
1 Year	9.99%
Since Inception	3.91%
Inception Date	Jan 31, 2007

Average Annual Total Returns (Invesco Balanced-Risk Retirement 2010 Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return Before Taxes
1 Year	7.96%
Since Inception	1.35%
Inception Date	Jan 31, 2007
Return After Taxes on Distributions | Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return After Taxes on Distributions
1 Year	6.62%
Since Inception	(0.12%)
Inception Date	Jan 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	5.16%
Since Inception	0.31%
Inception Date	Jan 31, 2007
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
Since Inception	(1.22%)
Inception Date	Jan 31, 2007
Custom Balanced-Risk Allocation Broad Index
Average Annual Total Returns
Label	Custom Balanced-Risk Allocation Broad Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	12.14%
Since Inception	2.22%
Inception Date	Jan 31, 2007
Custom Balanced-Risk Retirement 2010 Index
Average Annual Total Returns
Label	Custom Balanced-Risk Retirement 2010 Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	6.60%
Since Inception	2.65%
Inception Date	Jan 31, 2007
Lipper Mixed-Asset Target 2010 Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target 2010 Funds Index:
1 Year	11.19%
Since Inception	2.59%
Inception Date	Jan 31, 2007

Average Annual Total Returns (Invesco Balanced-Risk Retirement 2020 Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class Institutional, Invesco Balanced-Risk Retirement 2020 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return Before Taxes
1 Year	13.47%
Since Inception	1.00%
Inception Date	Jan 31, 2007
Return After Taxes on Distributions | Class Institutional, Invesco Balanced-Risk Retirement 2020 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return After Taxes on Distributions
1 Year	11.38%
Since Inception	(0.57%)
Inception Date	Jan 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Balanced-Risk Retirement 2020 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	8.73%
Since Inception	(0.05%)
Inception Date	Jan 31, 2007
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
Since Inception	(1.22%)
Inception Date	Jan 31, 2007
Custom Balanced-Risk Allocation Broad Index
Average Annual Total Returns
Label	Custom Balanced-Risk Allocation Broad Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	12.14%
Since Inception	2.22%
Inception Date	Jan 31, 2007
Custom Balanced-Risk Retirement 2020 Index
Average Annual Total Returns
Label	Custom Balanced-Risk Retirement 2020 Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	10.23%
Since Inception	1.77%
Inception Date	Jan 31, 2007
Lipper Mixed-Asset Target 2020 Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target 2020 Funds Index:
1 Year	12.83%
Since Inception	1.83%
Inception Date	Jan 31, 2007

Average Annual Total Returns (Invesco Balanced-Risk Retirement 2030 Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class Institutional, Invesco Balanced-Risk Retirement 2030 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return Before Taxes
1 Year	13.43%
Since Inception	(0.50%)
Inception Date	Jan 31, 2007
Return After Taxes on Distributions | Class Institutional, Invesco Balanced-Risk Retirement 2030 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return After Taxes on Distributions
1 Year	11.35%
Since Inception	(1.94%)
Inception Date	Jan 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Balanced-Risk Retirement 2030 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	8.70%
Since Inception	(1.22%)
Inception Date	Jan 31, 2007
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
Since Inception	(1.22%)
Inception Date	Jan 31, 2007
Custom Balanced-Risk Allocation Broad Index
Average Annual Total Returns
Label	Custom Balanced-Risk Allocation Broad Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	12.14%
Since Inception	2.22%
Inception Date	Jan 31, 2007
Custom Balanced-Risk Retirement 2030 Index
Average Annual Total Returns
Label	Custom Balanced-Risk Retirement 2030 Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	10.23%
Since Inception	(0.53%)
Inception Date	Jan 31, 2007
Lipper Mixed-Asset Target 2030 Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target 2030 Funds Index:
1 Year	13.83%
Since Inception	0.28%
Inception Date	Jan 31, 2007

Average Annual Total Returns (Invesco Balanced-Risk Retirement 2040 Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class Institutional, Invesco Balanced-Risk Retirement 2040 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return Before Taxes
1 Year	13.25%
Since Inception	(1.34%)
Inception Date	Jan 31, 2007
Return After Taxes on Distributions | Class Institutional, Invesco Balanced-Risk Retirement 2040 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return After Taxes on Distributions
1 Year	10.65%
Since Inception	(2.86%)
Inception Date	Jan 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Balanced-Risk Retirement 2040 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	8.58%
Since Inception	(1.96%)
Inception Date	Jan 31, 2007
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
Since Inception	(1.22%)
Inception Date	Jan 31, 2007
Custom Balanced-Risk Allocation Broad Index
Average Annual Total Returns
Label	Custom Balanced-Risk Allocation Broad Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	12.14%
Since Inception	2.22%
Inception Date	Jan 31, 2007
Custom Balanced-Risk Retirement 2040
Average Annual Total Returns
Label	Custom Balanced-Risk Retirement 2040:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	10.23%
Since Inception	(1.64%)
Inception Date	Jan 31, 2007
Lipper Mixed-Asset Target 2040 Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target 2040 Funds Index:
1 Year	14.62%
Since Inception	(0.37%)
Inception Date	Jan 31, 2007

Average Annual Total Returns (Invesco Balanced-Risk Retirement 2050 Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return Before Taxes
1 Year	13.18%
Since Inception	(1.97%)
Inception Date	Jan 31, 2007
Return After Taxes on Distributions | Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return After Taxes on Distributions
1 Year	10.92%
Since Inception	(3.42%)
Inception Date	Jan 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	8.54%
Since Inception	(2.44%)
Inception Date	Jan 31, 2007
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
Since Inception	(1.22%)
Inception Date	Jan 31, 2007
Custom Balanced-Risk Allocation Broad Index
Average Annual Total Returns
Label	Custom Balanced-Risk Allocation Broad Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	12.14%
Since Inception	2.22%
Inception Date	Jan 31, 2007
Custom Balanced-Risk Retirement 2050 Index
Average Annual Total Returns
Label	Custom Balanced-Risk Retirement 2050 Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	10.23%
Since Inception	(2.45%)
Inception Date	Jan 31, 2007
Lipper Mixed-Asset Target 2050+ Funds Category Average
Average Annual Total Returns
Label	Lipper Mixed-Asset Target 2050+ Funds Category Average:
1 Year	14.50%
Since Inception	(0.53%)
Inception Date	Jan 31, 2007

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Central Index Key	dei_EntityCentralIndexKey	0000202032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	May 2, 2011
Invesco Balanced Risk Retirement Now Fund | Summary - Invesco Balanced Risk Retirement Now/2010/2020/2030/2040/2050 Fund, Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO BALANCED-RISK RETIREMENT NOW FUND - INSTITUTIONAL
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide real return and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	as a secondary objective, capital preservation.
Fees and Expenses of the Fund	aimgs_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund and the Underlying Funds
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2011 is set forth below:

Underlying Funds	Invesco Balanced Risk
Retirement Now Fund
Invesco Balanced-Risk Allocation Fund	60.00%
Liquid Assets Portfolio	20.00%
Premier Portfolio	20.00%
Total	100%

The Fund’s name indicates that an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Real return is total return reduced by the impact of inflation.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

                                      ABRA        Cash
Risk                                  8.00%      0.60%
                                                          2050 Fund
Years   Quarters   2050 Fund Date    $ Weight    $ Weight     Risk

50.00     200       12/31/2000         100%       0%        8.00%
49.75     199        3/31/2001         100%       0%        8.00%
49.50     198        6/30/2001         100%       0%        8.00%
49.25     197        9/30/2001         100%       0%        8.00%
49.00     196       12/31/2001         100%       0%        8.00%
48.75     195        3/31/2002         100%       0%        8.00%
48.50     194        6/30/2002         100%       0%        8.00%
48.25     193        9/30/2002         100%       0%        8.00%
48.00     192       12/31/2002         100%       0%        8.00%
47.75     191        3/31/2003         100%       0%        8.00%
47.50     190        6/30/2003         100%       0%        8.00%
47.25     189        9/30/2003         100%       0%        8.00%
47.00     188       12/31/2003         100%       0%        8.00%
46.75     187        3/31/2004         100%       0%        8.00%
46.50     186        6/30/2004         100%       0%        8.00%
46.25     185        9/30/2004         100%       0%        8.00%
46.00     184       12/31/2004         100%       0%        8.00%
45.75     183        3/31/2005         100%       0%        8.00%
45.50     182        6/30/2005         100%       0%        8.00%
45.25     181        9/30/2005         100%       0%        8.00%
45.00     180       12/31/2005         100%       0%        8.00%
44.75     179        3/31/2006         100%       0%        8.00%
44.50     178        6/30/2006         100%       0%        8.00%
44.25     177        9/30/2006         100%       0%        8.00%
44.00     176       12/31/2006         100%       0%        8.00%
43.75     175        3/31/2007         100%       0%        8.00%
43.50     174        6/30/2007         100%       0%        8.00%
43.25     173        9/30/2007         100%       0%        8.00%
43.00     172       12/31/2007         100%       0%        8.00%
42.75     171        3/31/2008         100%       0%        8.00%
42.50     170        6/30/2008         100%       0%        8.00%
42.25     169        9/30/2008         100%       0%        8.00%
42.00     168       12/31/2008         100%       0%        8.00%
41.75     167        3/31/2009         100%       0%        8.00%
41.50     166        6/30/2009         100%       0%        8.00%
41.25     165        9/30/2009         100%       0%        8.00%
41.00     164       12/31/2009         100%       0%        8.00%
40.75     163        3/31/2010         100%       0%        8.00%
40.50     162        6/30/2010         100%       0%        8.00%
40.25     161        9/30/2010         100%       0%        8.00%
40.00     160       12/31/2010         100%       0%        8.00%
39.75     159        3/31/2011         100%       0%        8.00%
39.50     158        6/30/2011         100%       0%        8.00%
39.25     157        9/30/2011         100%       0%        8.00%
39.00     156       12/31/2011         100%       0%        8.00%
38.75     155        3/31/2012         100%       0%        8.00%
38.50     154        6/30/2012         100%       0%        8.00%
38.25     153        9/30/2012         100%       0%        8.00%
38.00     152       12/31/2012         100%       0%        8.00%
37.75     151        3/31/2013         100%       0%        8.00%
37.50     150        6/30/2013         100%       0%        8.00%
37.25     149        9/30/2013         100%       0%        8.00%
37.00     148       12/31/2013         100%       0%        8.00%
36.75     147        3/31/2014         100%       0%        8.00%
36.50     146        6/30/2014         100%       0%        8.00%
36.25     145        9/30/2014         100%       0%        8.00%
36.00     144       12/31/2014         100%       0%        8.00%
35.75     143        3/31/2015         100%       0%        8.00%
35.50     142        6/30/2015         100%       0%        8.00%
35.25     141        9/30/2015         100%       0%        8.00%
35.00     140       12/31/2015         100%       0%        8.00%
34.75     139        3/31/2016         100%       0%        8.00%
34.50     138        6/30/2016         100%       0%        8.00%
34.25     137        9/30/2016         100%       0%        8.00%
34.00     136       12/31/2016         100%       0%        8.00%
33.75     135        3/31/2017         100%       0%        8.00%
33.50     134        6/30/2017         100%       0%        8.00%
33.25     133        9/30/2017         100%       0%        8.00%
33.00     132       12/31/2017         100%       0%        8.00%
32.75     131        3/31/2018         100%       0%        8.00%
32.50     130        6/30/2018         100%       0%        8.00%
32.25     129        9/30/2018         100%       0%        8.00%
32.00     128       12/31/2018         100%       0%        8.00%
31.75     127        3/31/2019         100%       0%        8.00%
31.50     126        6/30/2019         100%       0%        8.00%
31.25     125        9/30/2019         100%       0%        8.00%
31.00     124       12/31/2019         100%       0%        8.00%
30.75     123        3/31/2020         100%       0%        8.00%
30.50     122        6/30/2020         100%       0%        8.00%
30.25     121        9/30/2020         100%       0%        8.00%
30.00     120       12/31/2020         100%       0%        8.00%
29.75     119        3/31/2021         100%       0%        8.00%
29.50     118        6/30/2021         100%       0%        8.00%
29.25     117        9/30/2021         100%       0%        8.00%
29.00     116       12/31/2021         100%       0%        8.00%
28.75     115        3/31/2022         100%       0%        8.00%
28.50     114        6/30/2022         100%       0%        8.00%
28.25     113        9/30/2022         100%       0%        8.00%
28.00     112       12/31/2022         100%       0%        8.00%
27.75     111        3/31/2023         100%       0%        8.00%
27.50     110        6/30/2023         100%       0%        8.00%
27.25     109        9/30/2023         100%       0%        8.00%
27.00     108       12/31/2023         100%       0%        8.00%
26.75     107        3/31/2024         100%       0%        8.00%
26.50     106        6/30/2024         100%       0%        8.00%
26.25     105        9/30/2024         100%       0%        8.00%
26.00     104       12/31/2024         100%       0%        8.00%
25.75     103        3/31/2025         100%       0%        8.00%
25.50     102        6/30/2025         100%       0%        8.00%
25.25     101        9/30/2025         100%       0%        8.00%
25.00     100       12/31/2025         100%       0%        8.00%
24.75      99        3/31/2026         100%       0%        8.00%
24.50      98        6/30/2026         100%       0%        8.00%
24.25      97        9/30/2026         100%       0%        8.00%
24.00      96       12/31/2026         100%       0%        8.00%
23.75      95        3/31/2027         100%       0%        8.00%
23.50      94        6/30/2027         100%       0%        8.00%
23.25      93        9/30/2027         100%       0%        8.00%
23.00      92       12/31/2027         100%       0%        8.00%
22.75      91        3/31/2028         100%       0%        8.00%
22.50      90        6/30/2028         100%       0%        8.00%
22.25      89        9/30/2028         100%       0%        8.00%
22.00      88       12/31/2028         100%       0%        8.00%
21.75      87        3/31/2029         100%       0%        8.00%
21.50      86        6/30/2029         100%       0%        8.00%
21.25      85        9/30/2029         100%       0%        8.00%
21.00      84       12/31/2029         100%       0%        8.00%
20.75      83        3/31/2030         100%       0%        8.00%
20.50      82        6/30/2030         100%       0%        8.00%
20.25      81        9/30/2030         100%       0%        8.00%
20.00      80       12/31/2030         100%       0%        8.00%
19.75      79        3/31/2031         100%       0%        8.00%
19.50      78        6/30/2031         100%       0%        8.00%
19.25      77        9/30/2031         100%       0%        8.00%
19.00      76       12/31/2031         100%       0%        8.00%
18.75      75        3/31/2032         100%       0%        8.00%
18.50      74        6/30/2032         100%       0%        8.00%
18.25      73        9/30/2032         100%       0%        8.00%
18.00      72       12/31/2032         100%       0%        8.00%
17.75      71        3/31/2033         100%       0%        8.00%
17.50      70        6/30/2033         100%       0%        8.00%
17.25      69        9/30/2033         100%       0%        8.00%
17.00      68       12/31/2033         100%       0%        8.00%
16.75      67        3/31/2034         100%       0%        8.00%
16.50      66        6/30/2034         100%       0%        8.00%
16.25      65        9/30/2034         100%       0%        8.00%
16.00      64       12/31/2034         100%       0%        8.00%
15.75      63        3/31/2035         100%       0%        8.00%
15.50      62        6/30/2035         100%       0%        8.00%
15.25      61        9/30/2035         100%       0%        8.00%
15.00      60       12/31/2035         100%       0%        8.00%
14.75      59        3/31/2036         100%       0%        8.00%
14.50      58        6/30/2036         100%       0%        8.00%
14.25      57        9/30/2036         100%       0%        8.00%
14.00      56       12/31/2036         100%       0%        8.00%
13.75      55        3/31/2037         100%       0%        8.00%
13.50      54        6/30/2037         100%       0%        8.00%
13.25      53        9/30/2037         100%       0%        8.00%
13.00      52       12/31/2037         100%       0%        8.00%
12.75      51        3/31/2038         100%       0%        8.00%
12.50      50        6/30/2038         100%       0%        8.00%
12.25      49        9/30/2038         100%       0%        8.00%
12.00      48       12/31/2038         100%       0%        8.00%
11.75      47        3/31/2039         100%       0%        8.00%
11.50      46        6/30/2039         100%       0%        8.00%
11.25      45        9/30/2039         100%       0%        8.00%
11.00      44       12/31/2039         100%       0%        8.00%
10.75      43        3/31/2040         100%       0%        8.00%
10.50      42        6/30/2040         100%       0%        8.00%
10.25      41        9/30/2040         100%       0%        8.00%
10.00      40       12/31/2040         100%       0%        8.00%
 9.75      39        3/31/2041          99%       1%        7.92%
 9.50      38        6/30/2041          98%       2%        7.84%
 9.25      37        9/30/2041          97%       3%        7.76%
 9.00      36       12/31/2041          96%       4%        7.68%
 8.75      35        3/31/2042          95%       5%        7.60%
 8.50      34        6/30/2042          94%       6%        7.52%
 8.25      33        9/30/2042          93%       7%        7.44%
 8.00      32       12/31/2042          92%       8%        7.36%
 7.75      31        3/31/2043          91%       9%        7.28%
 7.50      30        6/30/2043          90%      10%        7.20%
 7.25      29        9/30/2043          89%      11%        7.12%
 7.00      28       12/31/2043          88%      12%        7.04%
 6.75      27        3/31/2044          87%      13%        6.96%
 6.50      26        6/30/2044          86%      14%        6.88%
 6.25      25        9/30/2044          85%      15%        6.80%
 6.00      24       12/31/2044          84%      16%        6.72%
 5.75      23        3/31/2045          83%      17%        6.64%
 5.50      22        6/30/2045          82%      18%        6.56%
 5.25      21        9/30/2045          81%      19%        6.48%
 5.00      20       12/31/2045          80%      20%        6.40%
 4.75      19        3/31/2046          79%      21%        6.32%
 4.50      18        6/30/2046          78%      22%        6.24%
 4.25      17        9/30/2046          77%      23%        6.16%
 4.00      16       12/31/2046          76%      24%        6.08%
 3.75      15        3/31/2047          75%      25%        6.00%
 3.50      14        6/30/2047          74%      26%        5.92%
 3.25      13        9/30/2047          73%      27%        5.84%
 3.00      12       12/31/2047          72%      28%        5.76%
 2.75      11        3/31/2048          71%      29%        5.68%
 2.50      10        6/30/2048          70%      30%        5.60%
 2.25       9        9/30/2048          69%      31%        5.52%
 2.00       8       12/31/2048          68%      32%        5.44%
 1.75       7        3/31/2049          67%      33%        5.36%
 1.50       6        6/30/2049          66%      34%        5.28%
 1.25       5        9/30/2049          65%      35%        5.20%
 1.00       4       12/31/2049          64%      36%        5.12%
 0.75       3        3/31/2050          63%      37%        5.04%
 0.50       2        6/30/2050          62%      38%        4.97%
 0.25       1        9/30/2050          61%      39%        4.89%
 0.00       0       12/31/2050          60%      40%        4.81%

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

		At Retirement Date
	Minimum	Strategic	Maximum
		Allocation
Equities	9.5%	17.8%	37.5%
Commodities	8.2%	13.0%	21.4%
Fixed Income	28.7%	51.0%	82.1%
Cash Equivalents	40.0%	40.0%	40.0%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds

Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds (ETFs) and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while Invesco Balanced-Risk Allocation Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Subsidiary and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange-traded notes (ETNs) and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its total assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds.

The Subsidiary, unlike Invesco Balanced-Risk Allocation Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of Invesco Balanced-Risk Allocation Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, Invesco Balanced-Risk Allocation Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team selects representative assets to gain exposure to equity, fixed income and commodity markets. The selection process (1) evaluates a particular asset’s theoretical case for long-term excess returns relative to cash; (2) screens the identified assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to Invesco Balanced-Risk Allocation Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, Invesco Balanced-Risk Allocation Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Liquid Assets Portfolio invests in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Liquid Assets Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Liquid Assets Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio manager may invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio maintains a dollar-weighted portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Premier Portfolio invests from time to time in U.S. dollar-denominated foreign securities. Premier Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Premier Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. Premier Portfolio may also invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund and the Underlying Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. Although the underlying fund seeks to preserve the value of your investment at  $1.00 per share, you may lose money by investing in the underlying fund. The share price of money market funds can fall below the  $1.00 share price. You should not rely on or expect the underlying fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the underlying fund’s  $1.00 share price. The credit quality of the underlying fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the underlying fund’s share price. An underlying fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the underlying fund is managed, possibly negatively impacting its return. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the underlying fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Subsidiary Risk. By investing in the Subsidiary's, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.

Tax Risk. Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from the Subsidiary as qualifying income based on a private letter ruling it has received from the IRS holding that the income of the Subsidiary attributable to Invesco Balanced-Risk Allocation Fund is income derived with respect to Invesco Balanced-Risk Allocation Fund’s business of investing in the stock of the Subsidiary and thus constitutes qualifying income. If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that Invesco Balanced-Risk Allocation Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” Invesco Balanced-Risk Allocation Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Invesco Balanced-Risk Allocation Fund’s Board of Trustees may authorize a significant change in investment strategy or liquidation.

U.S. Government Obligations Risk. Obligations issued by U.S. government agencies and instrumentalities may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the underlying fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the underlying fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the underlying fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the underlying fund’s $1.00 share price. The credit quality of the underlying fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the underlying fund’s share price. An underlying fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the underlying fund is managed, possibly negatively impacting its return. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Performance Information	aimgs_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class Shares year-to-date (ended March 31, 2011): 0.37% Best Quarter (ended September 30, 2009): 9.85% Worst Quarter (ended December 31, 2008): (8.73)%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Balanced Risk Retirement Now Fund | Return Before Taxes | Class Institutional, Invesco Balanced-Risk Retirement Now Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (01/31/07)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.00%
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced Risk Retirement Now Fund | Return After Taxes on Distributions | Class Institutional, Invesco Balanced-Risk Retirement Now Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (01/31/07)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.73%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced Risk Retirement Now Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Balanced-Risk Retirement Now Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (01/31/07)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.19%
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced Risk Retirement Now Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced Risk Retirement Now Fund | Custom Balanced-Risk Allocation Broad Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Balanced-Risk Allocation Broad Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced Risk Retirement Now Fund | Custom Balanced-Risk Retirement Now Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Balanced-Risk Retirement Now Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced Risk Retirement Now Fund | Lipper Mixed-Asset Target Allocation Conservative Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target Allocation Conservative Funds Index
1 Year	rr_AverageAnnualReturnYear01	9.99%
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced Risk Retirement Now Fund | Class Institutional, Invesco Balanced-Risk Retirement Now Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.97%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	385
5 Years	rr_ExpenseExampleYear05	737
10 Years	rr_ExpenseExampleYear10	1,730
Annual Total Returns	rr_BarChartTableAbstract
'08	rr_AnnualReturn2008	(17.23%)
'09	rr_AnnualReturn2009	14.82%
'10	rr_AnnualReturn2010	8.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class Shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.73%)
Invesco Balanced-Risk Retirement 2010 Fund | Summary - Invesco Balanced Risk Retirement Now/2010/2020/2030/2040/2050 Fund, Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO BALANCED-RISK RETIREMENT 2010 FUND - INSTITUTIONAL
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, capital preservation.
Fees and Expenses of the Fund	aimgs_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund and the Underlying Funds
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2011 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement 2010 Fund
Invesco Balanced-Risk Allocation Fund	61.00%
Liquid Assets Portfolio	19.50%
Premier Portfolio	19.50%
Total	100%

Note: Target Fund weightings are rounded to the nearest hundredths and may not add to 100% due to rounding. See SAI for exact target weightings.

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

                                      ABRA        Cash
Risk                                  8.00%      0.60%
                                                          2050 Fund
Years   Quarters   2050 Fund Date    $ Weight    $ Weight     Risk

50.00     200       12/31/2000         100%       0%        8.00%
49.75     199        3/31/2001         100%       0%        8.00%
49.50     198        6/30/2001         100%       0%        8.00%
49.25     197        9/30/2001         100%       0%        8.00%
49.00     196       12/31/2001         100%       0%        8.00%
48.75     195        3/31/2002         100%       0%        8.00%
48.50     194        6/30/2002         100%       0%        8.00%
48.25     193        9/30/2002         100%       0%        8.00%
48.00     192       12/31/2002         100%       0%        8.00%
47.75     191        3/31/2003         100%       0%        8.00%
47.50     190        6/30/2003         100%       0%        8.00%
47.25     189        9/30/2003         100%       0%        8.00%
47.00     188       12/31/2003         100%       0%        8.00%
46.75     187        3/31/2004         100%       0%        8.00%
46.50     186        6/30/2004         100%       0%        8.00%
46.25     185        9/30/2004         100%       0%        8.00%
46.00     184       12/31/2004         100%       0%        8.00%
45.75     183        3/31/2005         100%       0%        8.00%
45.50     182        6/30/2005         100%       0%        8.00%
45.25     181        9/30/2005         100%       0%        8.00%
45.00     180       12/31/2005         100%       0%        8.00%
44.75     179        3/31/2006         100%       0%        8.00%
44.50     178        6/30/2006         100%       0%        8.00%
44.25     177        9/30/2006         100%       0%        8.00%
44.00     176       12/31/2006         100%       0%        8.00%
43.75     175        3/31/2007         100%       0%        8.00%
43.50     174        6/30/2007         100%       0%        8.00%
43.25     173        9/30/2007         100%       0%        8.00%
43.00     172       12/31/2007         100%       0%        8.00%
42.75     171        3/31/2008         100%       0%        8.00%
42.50     170        6/30/2008         100%       0%        8.00%
42.25     169        9/30/2008         100%       0%        8.00%
42.00     168       12/31/2008         100%       0%        8.00%
41.75     167        3/31/2009         100%       0%        8.00%
41.50     166        6/30/2009         100%       0%        8.00%
41.25     165        9/30/2009         100%       0%        8.00%
41.00     164       12/31/2009         100%       0%        8.00%
40.75     163        3/31/2010         100%       0%        8.00%
40.50     162        6/30/2010         100%       0%        8.00%
40.25     161        9/30/2010         100%       0%        8.00%
40.00     160       12/31/2010         100%       0%        8.00%
39.75     159        3/31/2011         100%       0%        8.00%
39.50     158        6/30/2011         100%       0%        8.00%
39.25     157        9/30/2011         100%       0%        8.00%
39.00     156       12/31/2011         100%       0%        8.00%
38.75     155        3/31/2012         100%       0%        8.00%
38.50     154        6/30/2012         100%       0%        8.00%
38.25     153        9/30/2012         100%       0%        8.00%
38.00     152       12/31/2012         100%       0%        8.00%
37.75     151        3/31/2013         100%       0%        8.00%
37.50     150        6/30/2013         100%       0%        8.00%
37.25     149        9/30/2013         100%       0%        8.00%
37.00     148       12/31/2013         100%       0%        8.00%
36.75     147        3/31/2014         100%       0%        8.00%
36.50     146        6/30/2014         100%       0%        8.00%
36.25     145        9/30/2014         100%       0%        8.00%
36.00     144       12/31/2014         100%       0%        8.00%
35.75     143        3/31/2015         100%       0%        8.00%
35.50     142        6/30/2015         100%       0%        8.00%
35.25     141        9/30/2015         100%       0%        8.00%
35.00     140       12/31/2015         100%       0%        8.00%
34.75     139        3/31/2016         100%       0%        8.00%
34.50     138        6/30/2016         100%       0%        8.00%
34.25     137        9/30/2016         100%       0%        8.00%
34.00     136       12/31/2016         100%       0%        8.00%
33.75     135        3/31/2017         100%       0%        8.00%
33.50     134        6/30/2017         100%       0%        8.00%
33.25     133        9/30/2017         100%       0%        8.00%
33.00     132       12/31/2017         100%       0%        8.00%
32.75     131        3/31/2018         100%       0%        8.00%
32.50     130        6/30/2018         100%       0%        8.00%
32.25     129        9/30/2018         100%       0%        8.00%
32.00     128       12/31/2018         100%       0%        8.00%
31.75     127        3/31/2019         100%       0%        8.00%
31.50     126        6/30/2019         100%       0%        8.00%
31.25     125        9/30/2019         100%       0%        8.00%
31.00     124       12/31/2019         100%       0%        8.00%
30.75     123        3/31/2020         100%       0%        8.00%
30.50     122        6/30/2020         100%       0%        8.00%
30.25     121        9/30/2020         100%       0%        8.00%
30.00     120       12/31/2020         100%       0%        8.00%
29.75     119        3/31/2021         100%       0%        8.00%
29.50     118        6/30/2021         100%       0%        8.00%
29.25     117        9/30/2021         100%       0%        8.00%
29.00     116       12/31/2021         100%       0%        8.00%
28.75     115        3/31/2022         100%       0%        8.00%
28.50     114        6/30/2022         100%       0%        8.00%
28.25     113        9/30/2022         100%       0%        8.00%
28.00     112       12/31/2022         100%       0%        8.00%
27.75     111        3/31/2023         100%       0%        8.00%
27.50     110        6/30/2023         100%       0%        8.00%
27.25     109        9/30/2023         100%       0%        8.00%
27.00     108       12/31/2023         100%       0%        8.00%
26.75     107        3/31/2024         100%       0%        8.00%
26.50     106        6/30/2024         100%       0%        8.00%
26.25     105        9/30/2024         100%       0%        8.00%
26.00     104       12/31/2024         100%       0%        8.00%
25.75     103        3/31/2025         100%       0%        8.00%
25.50     102        6/30/2025         100%       0%        8.00%
25.25     101        9/30/2025         100%       0%        8.00%
25.00     100       12/31/2025         100%       0%        8.00%
24.75      99        3/31/2026         100%       0%        8.00%
24.50      98        6/30/2026         100%       0%        8.00%
24.25      97        9/30/2026         100%       0%        8.00%
24.00      96       12/31/2026         100%       0%        8.00%
23.75      95        3/31/2027         100%       0%        8.00%
23.50      94        6/30/2027         100%       0%        8.00%
23.25      93        9/30/2027         100%       0%        8.00%
23.00      92       12/31/2027         100%       0%        8.00%
22.75      91        3/31/2028         100%       0%        8.00%
22.50      90        6/30/2028         100%       0%        8.00%
22.25      89        9/30/2028         100%       0%        8.00%
22.00      88       12/31/2028         100%       0%        8.00%
21.75      87        3/31/2029         100%       0%        8.00%
21.50      86        6/30/2029         100%       0%        8.00%
21.25      85        9/30/2029         100%       0%        8.00%
21.00      84       12/31/2029         100%       0%        8.00%
20.75      83        3/31/2030         100%       0%        8.00%
20.50      82        6/30/2030         100%       0%        8.00%
20.25      81        9/30/2030         100%       0%        8.00%
20.00      80       12/31/2030         100%       0%        8.00%
19.75      79        3/31/2031         100%       0%        8.00%
19.50      78        6/30/2031         100%       0%        8.00%
19.25      77        9/30/2031         100%       0%        8.00%
19.00      76       12/31/2031         100%       0%        8.00%
18.75      75        3/31/2032         100%       0%        8.00%
18.50      74        6/30/2032         100%       0%        8.00%
18.25      73        9/30/2032         100%       0%        8.00%
18.00      72       12/31/2032         100%       0%        8.00%
17.75      71        3/31/2033         100%       0%        8.00%
17.50      70        6/30/2033         100%       0%        8.00%
17.25      69        9/30/2033         100%       0%        8.00%
17.00      68       12/31/2033         100%       0%        8.00%
16.75      67        3/31/2034         100%       0%        8.00%
16.50      66        6/30/2034         100%       0%        8.00%
16.25      65        9/30/2034         100%       0%        8.00%
16.00      64       12/31/2034         100%       0%        8.00%
15.75      63        3/31/2035         100%       0%        8.00%
15.50      62        6/30/2035         100%       0%        8.00%
15.25      61        9/30/2035         100%       0%        8.00%
15.00      60       12/31/2035         100%       0%        8.00%
14.75      59        3/31/2036         100%       0%        8.00%
14.50      58        6/30/2036         100%       0%        8.00%
14.25      57        9/30/2036         100%       0%        8.00%
14.00      56       12/31/2036         100%       0%        8.00%
13.75      55        3/31/2037         100%       0%        8.00%
13.50      54        6/30/2037         100%       0%        8.00%
13.25      53        9/30/2037         100%       0%        8.00%
13.00      52       12/31/2037         100%       0%        8.00%
12.75      51        3/31/2038         100%       0%        8.00%
12.50      50        6/30/2038         100%       0%        8.00%
12.25      49        9/30/2038         100%       0%        8.00%
12.00      48       12/31/2038         100%       0%        8.00%
11.75      47        3/31/2039         100%       0%        8.00%
11.50      46        6/30/2039         100%       0%        8.00%
11.25      45        9/30/2039         100%       0%        8.00%
11.00      44       12/31/2039         100%       0%        8.00%
10.75      43        3/31/2040         100%       0%        8.00%
10.50      42        6/30/2040         100%       0%        8.00%
10.25      41        9/30/2040         100%       0%        8.00%
10.00      40       12/31/2040         100%       0%        8.00%
 9.75      39        3/31/2041          99%       1%        7.92%
 9.50      38        6/30/2041          98%       2%        7.84%
 9.25      37        9/30/2041          97%       3%        7.76%
 9.00      36       12/31/2041          96%       4%        7.68%
 8.75      35        3/31/2042          95%       5%        7.60%
 8.50      34        6/30/2042          94%       6%        7.52%
 8.25      33        9/30/2042          93%       7%        7.44%
 8.00      32       12/31/2042          92%       8%        7.36%
 7.75      31        3/31/2043          91%       9%        7.28%
 7.50      30        6/30/2043          90%      10%        7.20%
 7.25      29        9/30/2043          89%      11%        7.12%
 7.00      28       12/31/2043          88%      12%        7.04%
 6.75      27        3/31/2044          87%      13%        6.96%
 6.50      26        6/30/2044          86%      14%        6.88%
 6.25      25        9/30/2044          85%      15%        6.80%
 6.00      24       12/31/2044          84%      16%        6.72%
 5.75      23        3/31/2045          83%      17%        6.64%
 5.50      22        6/30/2045          82%      18%        6.56%
 5.25      21        9/30/2045          81%      19%        6.48%
 5.00      20       12/31/2045          80%      20%        6.40%
 4.75      19        3/31/2046          79%      21%        6.32%
 4.50      18        6/30/2046          78%      22%        6.24%
 4.25      17        9/30/2046          77%      23%        6.16%
 4.00      16       12/31/2046          76%      24%        6.08%
 3.75      15        3/31/2047          75%      25%        6.00%
 3.50      14        6/30/2047          74%      26%        5.92%
 3.25      13        9/30/2047          73%      27%        5.84%
 3.00      12       12/31/2047          72%      28%        5.76%
 2.75      11        3/31/2048          71%      29%        5.68%
 2.50      10        6/30/2048          70%      30%        5.60%
 2.25       9        9/30/2048          69%      31%        5.52%
 2.00       8       12/31/2048          68%      32%        5.44%
 1.75       7        3/31/2049          67%      33%        5.36%
 1.50       6        6/30/2049          66%      34%        5.28%
 1.25       5        9/30/2049          65%      35%        5.20%
 1.00       4       12/31/2049          64%      36%        5.12%
 0.75       3        3/31/2050          63%      37%        5.04%
 0.50       2        6/30/2050          62%      38%        4.97%
 0.25       1        9/30/2050          61%      39%        4.89%
 0.00       0       12/31/2050          60%      40%        4.81%

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excess volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

		10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%
Commodities	13.7%	20.8%	35.6%
Fixed Income	47.8%	81.6%	136.9%
Cash Equivalents	0.0%	0.0%	0.0%
		5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum
Equities	12.6%	23.7%	50.0%
Commodities	11.0%	17.4%	28.5%
Fixed Income	38.3%	68.0%	109.5%
Cash Equivalents	20.0%	20.0%	20.0%
		At Retirement Date
		Strategic
	Minimum	Allocation	Maximum
Equities	9.5%	17.8%	37.5%
Commodities	8.2%	13.0%	21.4%
Fixed Income	28.7%	51.0%	82.1%
Cash Equivalents	40.0%	40.0%	40.0%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds

Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds (ETFs) and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while Invesco Balanced-Risk Allocation Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Subsidiary and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange-traded notes (ETNs) and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its total assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds.

The Subsidiary, unlike Invesco Balanced-Risk Allocation Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of Invesco Balanced-Risk Allocation Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, Invesco Balanced-Risk Allocation Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team selects representative assets to gain exposure to equity, fixed income and commodity markets. The selection process (1) evaluates a particular asset’s theoretical case for long-term excess returns relative to cash; (2) screens the identified assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to Invesco Balanced-Risk Allocation Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, Invesco Balanced-Risk Allocation Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Liquid Assets Portfolio invests in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Liquid Assets Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Liquid Assets Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio manager may invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio maintains a dollar-weighted portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Premier Portfolio invests from time to time in U.S. dollar-denominated foreign securities. Premier Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Premier Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. Premier Portfolio may also invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund and the Underlying Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. Although the underlying fund seeks to preserve the value of your investment at  $1.00 per share, you may lose money by investing in the underlying fund. The share price of money market funds can fall below the  $1.00 share price. You should not rely on or expect the underlying fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the underlying fund’s  $1.00 share price. The credit quality of the underlying fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the underlying fund’s share price. An underlying fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the underlying fund is managed, possibly negatively impacting its return. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the underlying fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.

Tax Risk. Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from the Subsidiary as qualifying income based on a private letter ruling it has received from the IRS holding that the income of the Subsidiary attributable to Invesco Balanced-Risk Allocation Fund is income derived with respect to Invesco Balanced-Risk Allocation Fund’s business of investing in the stock of the Subsidiary and thus constitutes qualifying income. If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that Invesco Balanced-Risk Allocation Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” Invesco Balanced-Risk Allocation Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Invesco Balanced-Risk Allocation Fund’s Board of Trustees may authorize a significant change in investment strategy or liquidation.

U.S. Government Obligations Risk. Obligations issued by U.S. government agencies and instrumentalities may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the underlying fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the underlying fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the underlying fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the underlying fund’s $1.00 share price. The credit quality of the underlying fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the underlying fund’s share price. An underlying fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the underlying fund is managed, possibly negatively impacting its return. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Performance Information	aimgs_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class Shares year-to-date (ended March 31, 2011): 0.34% Best Quarter (ended September 30, 2009): 10.82% Worst Quarter (ended December 31, 2008): (9.73)%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Balanced-Risk Retirement 2010 Fund | Return Before Taxes | Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (01/31/07)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.96%
Since Inception	rr_AverageAnnualReturnSinceInception	1.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2010 Fund | Return After Taxes on Distributions | Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (01/31/07)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.62%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2010 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (01/31/07)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.16%
Since Inception	rr_AverageAnnualReturnSinceInception	0.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2010 Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2010 Fund | Custom Balanced-Risk Allocation Broad Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Balanced-Risk Allocation Broad Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2010 Fund | Custom Balanced-Risk Retirement 2010 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Balanced-Risk Retirement 2010 Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2010 Fund | Lipper Mixed-Asset Target 2010 Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target 2010 Funds Index:
1 Year	rr_AverageAnnualReturnYear01	11.19%
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2010 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	321
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,418
Annual Total Returns	rr_BarChartTableAbstract
'08	rr_AnnualReturn2008	(18.82%)
'09	rr_AnnualReturn2009	15.75%
'10	rr_AnnualReturn2010	7.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class Shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2001
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.73%)
Invesco Balanced-Risk Retirement 2020 Fund | Summary - Invesco Balanced Risk Retirement Now/2010/2020/2030/2040/2050 Fund, Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO BALANCED-RISK RETIREMENT 2020 FUND - INSTITUTIONAL
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, capital preservation.
Fees and Expenses of the Fund	aimgs_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund and the Underlying Funds
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2011 is set forth below:

Underlying Funds	Invesco Balanced-Risk
Retirement 2020 Fund
Invesco Balanced-Risk Allocation Fund	97.00%
Liquid Assets Portfolio	1.50%
Premier Portfolio	1.50%
Total	100%

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

                                      ABRA        Cash
Risk                                  8.00%      0.60%
                                                          2050 Fund
Years   Quarters   2050 Fund Date    $ Weight    $ Weight     Risk

50.00     200       12/31/2000         100%       0%        8.00%
49.75     199        3/31/2001         100%       0%        8.00%
49.50     198        6/30/2001         100%       0%        8.00%
49.25     197        9/30/2001         100%       0%        8.00%
49.00     196       12/31/2001         100%       0%        8.00%
48.75     195        3/31/2002         100%       0%        8.00%
48.50     194        6/30/2002         100%       0%        8.00%
48.25     193        9/30/2002         100%       0%        8.00%
48.00     192       12/31/2002         100%       0%        8.00%
47.75     191        3/31/2003         100%       0%        8.00%
47.50     190        6/30/2003         100%       0%        8.00%
47.25     189        9/30/2003         100%       0%        8.00%
47.00     188       12/31/2003         100%       0%        8.00%
46.75     187        3/31/2004         100%       0%        8.00%
46.50     186        6/30/2004         100%       0%        8.00%
46.25     185        9/30/2004         100%       0%        8.00%
46.00     184       12/31/2004         100%       0%        8.00%
45.75     183        3/31/2005         100%       0%        8.00%
45.50     182        6/30/2005         100%       0%        8.00%
45.25     181        9/30/2005         100%       0%        8.00%
45.00     180       12/31/2005         100%       0%        8.00%
44.75     179        3/31/2006         100%       0%        8.00%
44.50     178        6/30/2006         100%       0%        8.00%
44.25     177        9/30/2006         100%       0%        8.00%
44.00     176       12/31/2006         100%       0%        8.00%
43.75     175        3/31/2007         100%       0%        8.00%
43.50     174        6/30/2007         100%       0%        8.00%
43.25     173        9/30/2007         100%       0%        8.00%
43.00     172       12/31/2007         100%       0%        8.00%
42.75     171        3/31/2008         100%       0%        8.00%
42.50     170        6/30/2008         100%       0%        8.00%
42.25     169        9/30/2008         100%       0%        8.00%
42.00     168       12/31/2008         100%       0%        8.00%
41.75     167        3/31/2009         100%       0%        8.00%
41.50     166        6/30/2009         100%       0%        8.00%
41.25     165        9/30/2009         100%       0%        8.00%
41.00     164       12/31/2009         100%       0%        8.00%
40.75     163        3/31/2010         100%       0%        8.00%
40.50     162        6/30/2010         100%       0%        8.00%
40.25     161        9/30/2010         100%       0%        8.00%
40.00     160       12/31/2010         100%       0%        8.00%
39.75     159        3/31/2011         100%       0%        8.00%
39.50     158        6/30/2011         100%       0%        8.00%
39.25     157        9/30/2011         100%       0%        8.00%
39.00     156       12/31/2011         100%       0%        8.00%
38.75     155        3/31/2012         100%       0%        8.00%
38.50     154        6/30/2012         100%       0%        8.00%
38.25     153        9/30/2012         100%       0%        8.00%
38.00     152       12/31/2012         100%       0%        8.00%
37.75     151        3/31/2013         100%       0%        8.00%
37.50     150        6/30/2013         100%       0%        8.00%
37.25     149        9/30/2013         100%       0%        8.00%
37.00     148       12/31/2013         100%       0%        8.00%
36.75     147        3/31/2014         100%       0%        8.00%
36.50     146        6/30/2014         100%       0%        8.00%
36.25     145        9/30/2014         100%       0%        8.00%
36.00     144       12/31/2014         100%       0%        8.00%
35.75     143        3/31/2015         100%       0%        8.00%
35.50     142        6/30/2015         100%       0%        8.00%
35.25     141        9/30/2015         100%       0%        8.00%
35.00     140       12/31/2015         100%       0%        8.00%
34.75     139        3/31/2016         100%       0%        8.00%
34.50     138        6/30/2016         100%       0%        8.00%
34.25     137        9/30/2016         100%       0%        8.00%
34.00     136       12/31/2016         100%       0%        8.00%
33.75     135        3/31/2017         100%       0%        8.00%
33.50     134        6/30/2017         100%       0%        8.00%
33.25     133        9/30/2017         100%       0%        8.00%
33.00     132       12/31/2017         100%       0%        8.00%
32.75     131        3/31/2018         100%       0%        8.00%
32.50     130        6/30/2018         100%       0%        8.00%
32.25     129        9/30/2018         100%       0%        8.00%
32.00     128       12/31/2018         100%       0%        8.00%
31.75     127        3/31/2019         100%       0%        8.00%
31.50     126        6/30/2019         100%       0%        8.00%
31.25     125        9/30/2019         100%       0%        8.00%
31.00     124       12/31/2019         100%       0%        8.00%
30.75     123        3/31/2020         100%       0%        8.00%
30.50     122        6/30/2020         100%       0%        8.00%
30.25     121        9/30/2020         100%       0%        8.00%
30.00     120       12/31/2020         100%       0%        8.00%
29.75     119        3/31/2021         100%       0%        8.00%
29.50     118        6/30/2021         100%       0%        8.00%
29.25     117        9/30/2021         100%       0%        8.00%
29.00     116       12/31/2021         100%       0%        8.00%
28.75     115        3/31/2022         100%       0%        8.00%
28.50     114        6/30/2022         100%       0%        8.00%
28.25     113        9/30/2022         100%       0%        8.00%
28.00     112       12/31/2022         100%       0%        8.00%
27.75     111        3/31/2023         100%       0%        8.00%
27.50     110        6/30/2023         100%       0%        8.00%
27.25     109        9/30/2023         100%       0%        8.00%
27.00     108       12/31/2023         100%       0%        8.00%
26.75     107        3/31/2024         100%       0%        8.00%
26.50     106        6/30/2024         100%       0%        8.00%
26.25     105        9/30/2024         100%       0%        8.00%
26.00     104       12/31/2024         100%       0%        8.00%
25.75     103        3/31/2025         100%       0%        8.00%
25.50     102        6/30/2025         100%       0%        8.00%
25.25     101        9/30/2025         100%       0%        8.00%
25.00     100       12/31/2025         100%       0%        8.00%
24.75      99        3/31/2026         100%       0%        8.00%
24.50      98        6/30/2026         100%       0%        8.00%
24.25      97        9/30/2026         100%       0%        8.00%
24.00      96       12/31/2026         100%       0%        8.00%
23.75      95        3/31/2027         100%       0%        8.00%
23.50      94        6/30/2027         100%       0%        8.00%
23.25      93        9/30/2027         100%       0%        8.00%
23.00      92       12/31/2027         100%       0%        8.00%
22.75      91        3/31/2028         100%       0%        8.00%
22.50      90        6/30/2028         100%       0%        8.00%
22.25      89        9/30/2028         100%       0%        8.00%
22.00      88       12/31/2028         100%       0%        8.00%
21.75      87        3/31/2029         100%       0%        8.00%
21.50      86        6/30/2029         100%       0%        8.00%
21.25      85        9/30/2029         100%       0%        8.00%
21.00      84       12/31/2029         100%       0%        8.00%
20.75      83        3/31/2030         100%       0%        8.00%
20.50      82        6/30/2030         100%       0%        8.00%
20.25      81        9/30/2030         100%       0%        8.00%
20.00      80       12/31/2030         100%       0%        8.00%
19.75      79        3/31/2031         100%       0%        8.00%
19.50      78        6/30/2031         100%       0%        8.00%
19.25      77        9/30/2031         100%       0%        8.00%
19.00      76       12/31/2031         100%       0%        8.00%
18.75      75        3/31/2032         100%       0%        8.00%
18.50      74        6/30/2032         100%       0%        8.00%
18.25      73        9/30/2032         100%       0%        8.00%
18.00      72       12/31/2032         100%       0%        8.00%
17.75      71        3/31/2033         100%       0%        8.00%
17.50      70        6/30/2033         100%       0%        8.00%
17.25      69        9/30/2033         100%       0%        8.00%
17.00      68       12/31/2033         100%       0%        8.00%
16.75      67        3/31/2034         100%       0%        8.00%
16.50      66        6/30/2034         100%       0%        8.00%
16.25      65        9/30/2034         100%       0%        8.00%
16.00      64       12/31/2034         100%       0%        8.00%
15.75      63        3/31/2035         100%       0%        8.00%
15.50      62        6/30/2035         100%       0%        8.00%
15.25      61        9/30/2035         100%       0%        8.00%
15.00      60       12/31/2035         100%       0%        8.00%
14.75      59        3/31/2036         100%       0%        8.00%
14.50      58        6/30/2036         100%       0%        8.00%
14.25      57        9/30/2036         100%       0%        8.00%
14.00      56       12/31/2036         100%       0%        8.00%
13.75      55        3/31/2037         100%       0%        8.00%
13.50      54        6/30/2037         100%       0%        8.00%
13.25      53        9/30/2037         100%       0%        8.00%
13.00      52       12/31/2037         100%       0%        8.00%
12.75      51        3/31/2038         100%       0%        8.00%
12.50      50        6/30/2038         100%       0%        8.00%
12.25      49        9/30/2038         100%       0%        8.00%
12.00      48       12/31/2038         100%       0%        8.00%
11.75      47        3/31/2039         100%       0%        8.00%
11.50      46        6/30/2039         100%       0%        8.00%
11.25      45        9/30/2039         100%       0%        8.00%
11.00      44       12/31/2039         100%       0%        8.00%
10.75      43        3/31/2040         100%       0%        8.00%
10.50      42        6/30/2040         100%       0%        8.00%
10.25      41        9/30/2040         100%       0%        8.00%
10.00      40       12/31/2040         100%       0%        8.00%
 9.75      39        3/31/2041          99%       1%        7.92%
 9.50      38        6/30/2041          98%       2%        7.84%
 9.25      37        9/30/2041          97%       3%        7.76%
 9.00      36       12/31/2041          96%       4%        7.68%
 8.75      35        3/31/2042          95%       5%        7.60%
 8.50      34        6/30/2042          94%       6%        7.52%
 8.25      33        9/30/2042          93%       7%        7.44%
 8.00      32       12/31/2042          92%       8%        7.36%
 7.75      31        3/31/2043          91%       9%        7.28%
 7.50      30        6/30/2043          90%      10%        7.20%
 7.25      29        9/30/2043          89%      11%        7.12%
 7.00      28       12/31/2043          88%      12%        7.04%
 6.75      27        3/31/2044          87%      13%        6.96%
 6.50      26        6/30/2044          86%      14%        6.88%
 6.25      25        9/30/2044          85%      15%        6.80%
 6.00      24       12/31/2044          84%      16%        6.72%
 5.75      23        3/31/2045          83%      17%        6.64%
 5.50      22        6/30/2045          82%      18%        6.56%
 5.25      21        9/30/2045          81%      19%        6.48%
 5.00      20       12/31/2045          80%      20%        6.40%
 4.75      19        3/31/2046          79%      21%        6.32%
 4.50      18        6/30/2046          78%      22%        6.24%
 4.25      17        9/30/2046          77%      23%        6.16%
 4.00      16       12/31/2046          76%      24%        6.08%
 3.75      15        3/31/2047          75%      25%        6.00%
 3.50      14        6/30/2047          74%      26%        5.92%
 3.25      13        9/30/2047          73%      27%        5.84%
 3.00      12       12/31/2047          72%      28%        5.76%
 2.75      11        3/31/2048          71%      29%        5.68%
 2.50      10        6/30/2048          70%      30%        5.60%
 2.25       9        9/30/2048          69%      31%        5.52%
 2.00       8       12/31/2048          68%      32%        5.44%
 1.75       7        3/31/2049          67%      33%        5.36%
 1.50       6        6/30/2049          66%      34%        5.28%
 1.25       5        9/30/2049          65%      35%        5.20%
 1.00       4       12/31/2049          64%      36%        5.12%
 0.75       3        3/31/2050          63%      37%        5.04%
 0.50       2        6/30/2050          62%      38%        4.97%
 0.25       1        9/30/2050          61%      39%        4.89%
 0.00       0       12/31/2050          60%      40%        4.81%

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

		10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum
Equities	15.80%	29.60%	62.50%
Commodities	13.70%	20.80%	35.60%
Fixed Income	47.80%	81.60%	136.90%
Cash Equivalents	0.00%	0.00%	0.00%
		5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum
Equities	12.60%	23.70%	50.00%
Commodities	11.00%	17.40%	28.50%
Fixed Income	38.30%	68.00%	109.50%
Cash Equivalents	20.00%	20.00%	20.00%
		At Retirement Date
		Strategic
	Minimum	Allocation	Maximum
Equities	9.50%	17.80%	37.50%
Commodities	8.20%	13.00%	21.40%
Fixed Income	28.70%	51.00%	82.10%
Cash Equivalents	40.00%	40.00%	40.00%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds

Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds (ETFs) and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while Invesco Balanced-Risk Allocation Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Subsidiary and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange-traded notes (ETNs) and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its total assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds.

The Subsidiary, unlike Invesco Balanced-Risk Allocation Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of Invesco Balanced-Risk Allocation Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, Invesco Balanced-Risk Allocation Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team selects representative assets to gain exposure to equity, fixed income and commodity markets. The selection process (1) evaluates a particular asset’s theoretical case for long-term excess returns relative to cash; (2) screens the identified assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to Invesco Balanced-Risk Allocation Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, Invesco Balanced-Risk Allocation Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Liquid Assets Portfolio invests in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Liquid Assets Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Liquid Assets Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio manager may invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio maintains a dollar-weighted portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Premier Portfolio invests from time to time in U.S. dollar-denominated foreign securities. Premier Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Premier Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. Premier Portfolio may also invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund and the Underlying Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. Although the underlying fund seeks to preserve the value of your investment at  $1.00 per share, you may lose money by investing in the underlying fund. The share price of money market funds can fall below the  $1.00 share price. You should not rely on or expect the underlying fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the underlying fund’s  $1.00 share price. The credit quality of the underlying fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the underlying fund’s share price. An underlying fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the underlying fund is managed, possibly negatively impacting its return. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the underlying fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.

Tax Risk. Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from the Subsidiary as qualifying income based on a private letter ruling it has received from the IRS holding that the income of the Subsidiary attributable to Invesco Balanced-Risk Allocation Fund is income derived with respect to Invesco Balanced-Risk Allocation Fund’s business of investing in the stock of the Subsidiary and thus constitutes qualifying income. If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that Invesco Balanced-Risk Allocation Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” Invesco Balanced-Risk Allocation Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Invesco Balanced-Risk Allocation Fund’s Board of Trustees may authorize a significant change in investment strategy or liquidation.

U.S. Government Obligations Risk. Obligations issued by U.S. government agencies and instrumentalities may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the underlying fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the underlying fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the underlying fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the underlying fund’s $1.00 share price. The credit quality of the underlying fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the underlying fund’s share price. An underlying fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the underlying fund is managed, possibly negatively impacting its return. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Performance Information	aimgs_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class Shares year-to-date (ended March 31, 2011): 0.47% Best Quarter (ended June 30, 2009): 15.78% Worst Quarter (ended December 31, 2008): (15.38)%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Balanced-Risk Retirement 2020 Fund | Return Before Taxes | Class Institutional, Invesco Balanced-Risk Retirement 2020 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (01/31/07)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.47%
Since Inception	rr_AverageAnnualReturnSinceInception	1.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2020 Fund | Return After Taxes on Distributions | Class Institutional, Invesco Balanced-Risk Retirement 2020 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (01/31/07)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.38%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2020 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Balanced-Risk Retirement 2020 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (01/31/07)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.73%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2020 Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2020 Fund | Custom Balanced-Risk Allocation Broad Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Balanced-Risk Allocation Broad Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2020 Fund | Custom Balanced-Risk Retirement 2020 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Balanced-Risk Retirement 2020 Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.23%
Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2020 Fund | Lipper Mixed-Asset Target 2020 Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target 2020 Funds Index:
1 Year	rr_AverageAnnualReturnYear01	12.83%
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2020 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2020 Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	349
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,460
Annual Total Returns	rr_BarChartTableAbstract
'08	rr_AnnualReturn2008	(27.41%)
'09	rr_AnnualReturn2009	22.79%
'10	rr_AnnualReturn2010	13.47%
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class Shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.38%)
Invesco Balanced-Risk Retirement 2030 Fund | Summary - Invesco Balanced Risk Retirement Now/2010/2020/2030/2040/2050 Fund, Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO BALANCED-RISK RETIREMENT 2030 FUND - INSTITUTIONAL
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, capital preservation.
Fees and Expenses of the Fund	aimgs_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund and the Underlying Funds
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2011 is set forth below:

Underlying Funds	Invesco Balanced-Risk
Retirement 2030 Fund
Invesco Balanced-Risk Allocation Fund	100%
Liquid Assets Portfolio	0%
Premier Portfolio	0%
Total	100%

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

                                      ABRA        Cash
Risk                                  8.00%      0.60%
                                                          2050 Fund
Years   Quarters   2050 Fund Date    $ Weight    $ Weight     Risk

50.00     200       12/31/2000         100%       0%        8.00%
49.75     199        3/31/2001         100%       0%        8.00%
49.50     198        6/30/2001         100%       0%        8.00%
49.25     197        9/30/2001         100%       0%        8.00%
49.00     196       12/31/2001         100%       0%        8.00%
48.75     195        3/31/2002         100%       0%        8.00%
48.50     194        6/30/2002         100%       0%        8.00%
48.25     193        9/30/2002         100%       0%        8.00%
48.00     192       12/31/2002         100%       0%        8.00%
47.75     191        3/31/2003         100%       0%        8.00%
47.50     190        6/30/2003         100%       0%        8.00%
47.25     189        9/30/2003         100%       0%        8.00%
47.00     188       12/31/2003         100%       0%        8.00%
46.75     187        3/31/2004         100%       0%        8.00%
46.50     186        6/30/2004         100%       0%        8.00%
46.25     185        9/30/2004         100%       0%        8.00%
46.00     184       12/31/2004         100%       0%        8.00%
45.75     183        3/31/2005         100%       0%        8.00%
45.50     182        6/30/2005         100%       0%        8.00%
45.25     181        9/30/2005         100%       0%        8.00%
45.00     180       12/31/2005         100%       0%        8.00%
44.75     179        3/31/2006         100%       0%        8.00%
44.50     178        6/30/2006         100%       0%        8.00%
44.25     177        9/30/2006         100%       0%        8.00%
44.00     176       12/31/2006         100%       0%        8.00%
43.75     175        3/31/2007         100%       0%        8.00%
43.50     174        6/30/2007         100%       0%        8.00%
43.25     173        9/30/2007         100%       0%        8.00%
43.00     172       12/31/2007         100%       0%        8.00%
42.75     171        3/31/2008         100%       0%        8.00%
42.50     170        6/30/2008         100%       0%        8.00%
42.25     169        9/30/2008         100%       0%        8.00%
42.00     168       12/31/2008         100%       0%        8.00%
41.75     167        3/31/2009         100%       0%        8.00%
41.50     166        6/30/2009         100%       0%        8.00%
41.25     165        9/30/2009         100%       0%        8.00%
41.00     164       12/31/2009         100%       0%        8.00%
40.75     163        3/31/2010         100%       0%        8.00%
40.50     162        6/30/2010         100%       0%        8.00%
40.25     161        9/30/2010         100%       0%        8.00%
40.00     160       12/31/2010         100%       0%        8.00%
39.75     159        3/31/2011         100%       0%        8.00%
39.50     158        6/30/2011         100%       0%        8.00%
39.25     157        9/30/2011         100%       0%        8.00%
39.00     156       12/31/2011         100%       0%        8.00%
38.75     155        3/31/2012         100%       0%        8.00%
38.50     154        6/30/2012         100%       0%        8.00%
38.25     153        9/30/2012         100%       0%        8.00%
38.00     152       12/31/2012         100%       0%        8.00%
37.75     151        3/31/2013         100%       0%        8.00%
37.50     150        6/30/2013         100%       0%        8.00%
37.25     149        9/30/2013         100%       0%        8.00%
37.00     148       12/31/2013         100%       0%        8.00%
36.75     147        3/31/2014         100%       0%        8.00%
36.50     146        6/30/2014         100%       0%        8.00%
36.25     145        9/30/2014         100%       0%        8.00%
36.00     144       12/31/2014         100%       0%        8.00%
35.75     143        3/31/2015         100%       0%        8.00%
35.50     142        6/30/2015         100%       0%        8.00%
35.25     141        9/30/2015         100%       0%        8.00%
35.00     140       12/31/2015         100%       0%        8.00%
34.75     139        3/31/2016         100%       0%        8.00%
34.50     138        6/30/2016         100%       0%        8.00%
34.25     137        9/30/2016         100%       0%        8.00%
34.00     136       12/31/2016         100%       0%        8.00%
33.75     135        3/31/2017         100%       0%        8.00%
33.50     134        6/30/2017         100%       0%        8.00%
33.25     133        9/30/2017         100%       0%        8.00%
33.00     132       12/31/2017         100%       0%        8.00%
32.75     131        3/31/2018         100%       0%        8.00%
32.50     130        6/30/2018         100%       0%        8.00%
32.25     129        9/30/2018         100%       0%        8.00%
32.00     128       12/31/2018         100%       0%        8.00%
31.75     127        3/31/2019         100%       0%        8.00%
31.50     126        6/30/2019         100%       0%        8.00%
31.25     125        9/30/2019         100%       0%        8.00%
31.00     124       12/31/2019         100%       0%        8.00%
30.75     123        3/31/2020         100%       0%        8.00%
30.50     122        6/30/2020         100%       0%        8.00%
30.25     121        9/30/2020         100%       0%        8.00%
30.00     120       12/31/2020         100%       0%        8.00%
29.75     119        3/31/2021         100%       0%        8.00%
29.50     118        6/30/2021         100%       0%        8.00%
29.25     117        9/30/2021         100%       0%        8.00%
29.00     116       12/31/2021         100%       0%        8.00%
28.75     115        3/31/2022         100%       0%        8.00%
28.50     114        6/30/2022         100%       0%        8.00%
28.25     113        9/30/2022         100%       0%        8.00%
28.00     112       12/31/2022         100%       0%        8.00%
27.75     111        3/31/2023         100%       0%        8.00%
27.50     110        6/30/2023         100%       0%        8.00%
27.25     109        9/30/2023         100%       0%        8.00%
27.00     108       12/31/2023         100%       0%        8.00%
26.75     107        3/31/2024         100%       0%        8.00%
26.50     106        6/30/2024         100%       0%        8.00%
26.25     105        9/30/2024         100%       0%        8.00%
26.00     104       12/31/2024         100%       0%        8.00%
25.75     103        3/31/2025         100%       0%        8.00%
25.50     102        6/30/2025         100%       0%        8.00%
25.25     101        9/30/2025         100%       0%        8.00%
25.00     100       12/31/2025         100%       0%        8.00%
24.75      99        3/31/2026         100%       0%        8.00%
24.50      98        6/30/2026         100%       0%        8.00%
24.25      97        9/30/2026         100%       0%        8.00%
24.00      96       12/31/2026         100%       0%        8.00%
23.75      95        3/31/2027         100%       0%        8.00%
23.50      94        6/30/2027         100%       0%        8.00%
23.25      93        9/30/2027         100%       0%        8.00%
23.00      92       12/31/2027         100%       0%        8.00%
22.75      91        3/31/2028         100%       0%        8.00%
22.50      90        6/30/2028         100%       0%        8.00%
22.25      89        9/30/2028         100%       0%        8.00%
22.00      88       12/31/2028         100%       0%        8.00%
21.75      87        3/31/2029         100%       0%        8.00%
21.50      86        6/30/2029         100%       0%        8.00%
21.25      85        9/30/2029         100%       0%        8.00%
21.00      84       12/31/2029         100%       0%        8.00%
20.75      83        3/31/2030         100%       0%        8.00%
20.50      82        6/30/2030         100%       0%        8.00%
20.25      81        9/30/2030         100%       0%        8.00%
20.00      80       12/31/2030         100%       0%        8.00%
19.75      79        3/31/2031         100%       0%        8.00%
19.50      78        6/30/2031         100%       0%        8.00%
19.25      77        9/30/2031         100%       0%        8.00%
19.00      76       12/31/2031         100%       0%        8.00%
18.75      75        3/31/2032         100%       0%        8.00%
18.50      74        6/30/2032         100%       0%        8.00%
18.25      73        9/30/2032         100%       0%        8.00%
18.00      72       12/31/2032         100%       0%        8.00%
17.75      71        3/31/2033         100%       0%        8.00%
17.50      70        6/30/2033         100%       0%        8.00%
17.25      69        9/30/2033         100%       0%        8.00%
17.00      68       12/31/2033         100%       0%        8.00%
16.75      67        3/31/2034         100%       0%        8.00%
16.50      66        6/30/2034         100%       0%        8.00%
16.25      65        9/30/2034         100%       0%        8.00%
16.00      64       12/31/2034         100%       0%        8.00%
15.75      63        3/31/2035         100%       0%        8.00%
15.50      62        6/30/2035         100%       0%        8.00%
15.25      61        9/30/2035         100%       0%        8.00%
15.00      60       12/31/2035         100%       0%        8.00%
14.75      59        3/31/2036         100%       0%        8.00%
14.50      58        6/30/2036         100%       0%        8.00%
14.25      57        9/30/2036         100%       0%        8.00%
14.00      56       12/31/2036         100%       0%        8.00%
13.75      55        3/31/2037         100%       0%        8.00%
13.50      54        6/30/2037         100%       0%        8.00%
13.25      53        9/30/2037         100%       0%        8.00%
13.00      52       12/31/2037         100%       0%        8.00%
12.75      51        3/31/2038         100%       0%        8.00%
12.50      50        6/30/2038         100%       0%        8.00%
12.25      49        9/30/2038         100%       0%        8.00%
12.00      48       12/31/2038         100%       0%        8.00%
11.75      47        3/31/2039         100%       0%        8.00%
11.50      46        6/30/2039         100%       0%        8.00%
11.25      45        9/30/2039         100%       0%        8.00%
11.00      44       12/31/2039         100%       0%        8.00%
10.75      43        3/31/2040         100%       0%        8.00%
10.50      42        6/30/2040         100%       0%        8.00%
10.25      41        9/30/2040         100%       0%        8.00%
10.00      40       12/31/2040         100%       0%        8.00%
 9.75      39        3/31/2041          99%       1%        7.92%
 9.50      38        6/30/2041          98%       2%        7.84%
 9.25      37        9/30/2041          97%       3%        7.76%
 9.00      36       12/31/2041          96%       4%        7.68%
 8.75      35        3/31/2042          95%       5%        7.60%
 8.50      34        6/30/2042          94%       6%        7.52%
 8.25      33        9/30/2042          93%       7%        7.44%
 8.00      32       12/31/2042          92%       8%        7.36%
 7.75      31        3/31/2043          91%       9%        7.28%
 7.50      30        6/30/2043          90%      10%        7.20%
 7.25      29        9/30/2043          89%      11%        7.12%
 7.00      28       12/31/2043          88%      12%        7.04%
 6.75      27        3/31/2044          87%      13%        6.96%
 6.50      26        6/30/2044          86%      14%        6.88%
 6.25      25        9/30/2044          85%      15%        6.80%
 6.00      24       12/31/2044          84%      16%        6.72%
 5.75      23        3/31/2045          83%      17%        6.64%
 5.50      22        6/30/2045          82%      18%        6.56%
 5.25      21        9/30/2045          81%      19%        6.48%
 5.00      20       12/31/2045          80%      20%        6.40%
 4.75      19        3/31/2046          79%      21%        6.32%
 4.50      18        6/30/2046          78%      22%        6.24%
 4.25      17        9/30/2046          77%      23%        6.16%
 4.00      16       12/31/2046          76%      24%        6.08%
 3.75      15        3/31/2047          75%      25%        6.00%
 3.50      14        6/30/2047          74%      26%        5.92%
 3.25      13        9/30/2047          73%      27%        5.84%
 3.00      12       12/31/2047          72%      28%        5.76%
 2.75      11        3/31/2048          71%      29%        5.68%
 2.50      10        6/30/2048          70%      30%        5.60%
 2.25       9        9/30/2048          69%      31%        5.52%
 2.00       8       12/31/2048          68%      32%        5.44%
 1.75       7        3/31/2049          67%      33%        5.36%
 1.50       6        6/30/2049          66%      34%        5.28%
 1.25       5        9/30/2049          65%      35%        5.20%
 1.00       4       12/31/2049          64%      36%        5.12%
 0.75       3        3/31/2050          63%      37%        5.04%
 0.50       2        6/30/2050          62%      38%        4.97%
 0.25       1        9/30/2050          61%      39%        4.89%
 0.00       0       12/31/2050          60%      40%        4.81%

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

		10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum
Equities	15.80%	29.60%	62.50%
Commodities	13.70%	20.80%	35.60%
Fixed Income	47.80%	81.60%	136.90%
Cash Equivalents	0.00%	0.00%	0.00%
		5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum
Equities	12.60%	23.70%	50.00%
Commodities	11.00%	17.40%	28.50%
Fixed Income	38.30%	68.00%	109.50%
Cash Equivalents	20.00%	20.00%	20.00%
		At Retirement Date
		Strategic
	Minimum	Allocation	Maximum
Equities	9.50%	17.80%	37.50%
Commodities	8.20%	13.00%	21.40%
Fixed Income	28.70%	51.00%	82.10%
Cash Equivalents	40.00%	40.00%	40.00%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds

Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds (ETFs) and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while Invesco Balanced-Risk Allocation Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Subsidiary and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange-traded notes (ETNs) and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its total assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds.

The Subsidiary, unlike Invesco Balanced-Risk Allocation Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of Invesco Balanced-Risk Allocation Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, Invesco Balanced-Risk Allocation Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team selects representative assets to gain exposure to equity, fixed income and commodity markets. The selection process (1) evaluates a particular asset’s theoretical case for long-term excess returns relative to cash; (2) screens the identified assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to Invesco Balanced-Risk Allocation Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, Invesco Balanced-Risk Allocation Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Liquid Assets Portfolio invests in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Liquid Assets Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Liquid Assets Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio manager may invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio maintains a dollar-weighted portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Premier Portfolio invests from time to time in U.S. dollar-denominated foreign securities. Premier Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Premier Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. Premier Portfolio may also invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund and the Underlying Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.

Tax Risk. Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from the Subsidiary as qualifying income based on a private letter ruling it has received from the IRS holding that the income of the Subsidiary attributable to Invesco Balanced-Risk Allocation Fund is income derived with respect to Invesco Balanced-Risk Allocation Fund’s business of investing in the stock of the Subsidiary and thus constitutes qualifying income. If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that Invesco Balanced-Risk Allocation Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” Invesco Balanced-Risk Allocation Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Invesco Balanced-Risk Allocation Fund’s Board of Trustees may authorize a significant change in investment strategy or liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Performance Information	aimgs_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class Shares year-to-date (ended March 31, 2011): 0.49% Best Quarter (ended June 30, 2009): 20.31% Worst Quarter (ended December 31, 2008): (19.57)%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Balanced-Risk Retirement 2030 Fund | Return Before Taxes | Class Institutional, Invesco Balanced-Risk Retirement 2030 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (01/31/07)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.43%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2030 Fund | Return After Taxes on Distributions | Class Institutional, Invesco Balanced-Risk Retirement 2030 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (01/31/07)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.35%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2030 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Balanced-Risk Retirement 2030 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (01/31/07)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.70%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2030 Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2030 Fund | Custom Balanced-Risk Allocation Broad Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Balanced-Risk Allocation Broad Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2030 Fund | Custom Balanced-Risk Retirement 2030 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Balanced-Risk Retirement 2030 Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.23%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2030 Fund | Lipper Mixed-Asset Target 2030 Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target 2030 Funds Index:
1 Year	rr_AverageAnnualReturnYear01	13.83%
Since Inception	rr_AverageAnnualReturnSinceInception	0.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2030 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2030 Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.60%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	703
10 Years	rr_ExpenseExampleYear10	1,617
Annual Total Returns	rr_BarChartTableAbstract
'08	rr_AnnualReturn2008	(33.46%)
'09	rr_AnnualReturn2009	27.10%
'10	rr_AnnualReturn2010	13.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class Shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.57%)
Invesco Balanced-Risk Retirement 2040 Fund | Summary - Invesco Balanced Risk Retirement Now/2010/2020/2030/2040/2050 Fund, Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO BALANCED-RISK RETIREMENT 2040 FUND - INSTITUTIONAL
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, capital preservation.
Fees and Expenses of the Fund	aimgs_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund and the Underlying Funds
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2011 is set forth below:

Underlying Funds	Invesco Balanced-Risk
Retirement 2040 Fund
Invesco Balanced-Risk Allocation Fund	100%
Liquid Assets Portfolio	0%
Premier Portfolio	0%
Total	100%

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

                                      ABRA        Cash
Risk                                  8.00%      0.60%
                                                          2050 Fund
Years   Quarters   2050 Fund Date    $ Weight    $ Weight     Risk

50.00     200       12/31/2000         100%       0%        8.00%
49.75     199        3/31/2001         100%       0%        8.00%
49.50     198        6/30/2001         100%       0%        8.00%
49.25     197        9/30/2001         100%       0%        8.00%
49.00     196       12/31/2001         100%       0%        8.00%
48.75     195        3/31/2002         100%       0%        8.00%
48.50     194        6/30/2002         100%       0%        8.00%
48.25     193        9/30/2002         100%       0%        8.00%
48.00     192       12/31/2002         100%       0%        8.00%
47.75     191        3/31/2003         100%       0%        8.00%
47.50     190        6/30/2003         100%       0%        8.00%
47.25     189        9/30/2003         100%       0%        8.00%
47.00     188       12/31/2003         100%       0%        8.00%
46.75     187        3/31/2004         100%       0%        8.00%
46.50     186        6/30/2004         100%       0%        8.00%
46.25     185        9/30/2004         100%       0%        8.00%
46.00     184       12/31/2004         100%       0%        8.00%
45.75     183        3/31/2005         100%       0%        8.00%
45.50     182        6/30/2005         100%       0%        8.00%
45.25     181        9/30/2005         100%       0%        8.00%
45.00     180       12/31/2005         100%       0%        8.00%
44.75     179        3/31/2006         100%       0%        8.00%
44.50     178        6/30/2006         100%       0%        8.00%
44.25     177        9/30/2006         100%       0%        8.00%
44.00     176       12/31/2006         100%       0%        8.00%
43.75     175        3/31/2007         100%       0%        8.00%
43.50     174        6/30/2007         100%       0%        8.00%
43.25     173        9/30/2007         100%       0%        8.00%
43.00     172       12/31/2007         100%       0%        8.00%
42.75     171        3/31/2008         100%       0%        8.00%
42.50     170        6/30/2008         100%       0%        8.00%
42.25     169        9/30/2008         100%       0%        8.00%
42.00     168       12/31/2008         100%       0%        8.00%
41.75     167        3/31/2009         100%       0%        8.00%
41.50     166        6/30/2009         100%       0%        8.00%
41.25     165        9/30/2009         100%       0%        8.00%
41.00     164       12/31/2009         100%       0%        8.00%
40.75     163        3/31/2010         100%       0%        8.00%
40.50     162        6/30/2010         100%       0%        8.00%
40.25     161        9/30/2010         100%       0%        8.00%
40.00     160       12/31/2010         100%       0%        8.00%
39.75     159        3/31/2011         100%       0%        8.00%
39.50     158        6/30/2011         100%       0%        8.00%
39.25     157        9/30/2011         100%       0%        8.00%
39.00     156       12/31/2011         100%       0%        8.00%
38.75     155        3/31/2012         100%       0%        8.00%
38.50     154        6/30/2012         100%       0%        8.00%
38.25     153        9/30/2012         100%       0%        8.00%
38.00     152       12/31/2012         100%       0%        8.00%
37.75     151        3/31/2013         100%       0%        8.00%
37.50     150        6/30/2013         100%       0%        8.00%
37.25     149        9/30/2013         100%       0%        8.00%
37.00     148       12/31/2013         100%       0%        8.00%
36.75     147        3/31/2014         100%       0%        8.00%
36.50     146        6/30/2014         100%       0%        8.00%
36.25     145        9/30/2014         100%       0%        8.00%
36.00     144       12/31/2014         100%       0%        8.00%
35.75     143        3/31/2015         100%       0%        8.00%
35.50     142        6/30/2015         100%       0%        8.00%
35.25     141        9/30/2015         100%       0%        8.00%
35.00     140       12/31/2015         100%       0%        8.00%
34.75     139        3/31/2016         100%       0%        8.00%
34.50     138        6/30/2016         100%       0%        8.00%
34.25     137        9/30/2016         100%       0%        8.00%
34.00     136       12/31/2016         100%       0%        8.00%
33.75     135        3/31/2017         100%       0%        8.00%
33.50     134        6/30/2017         100%       0%        8.00%
33.25     133        9/30/2017         100%       0%        8.00%
33.00     132       12/31/2017         100%       0%        8.00%
32.75     131        3/31/2018         100%       0%        8.00%
32.50     130        6/30/2018         100%       0%        8.00%
32.25     129        9/30/2018         100%       0%        8.00%
32.00     128       12/31/2018         100%       0%        8.00%
31.75     127        3/31/2019         100%       0%        8.00%
31.50     126        6/30/2019         100%       0%        8.00%
31.25     125        9/30/2019         100%       0%        8.00%
31.00     124       12/31/2019         100%       0%        8.00%
30.75     123        3/31/2020         100%       0%        8.00%
30.50     122        6/30/2020         100%       0%        8.00%
30.25     121        9/30/2020         100%       0%        8.00%
30.00     120       12/31/2020         100%       0%        8.00%
29.75     119        3/31/2021         100%       0%        8.00%
29.50     118        6/30/2021         100%       0%        8.00%
29.25     117        9/30/2021         100%       0%        8.00%
29.00     116       12/31/2021         100%       0%        8.00%
28.75     115        3/31/2022         100%       0%        8.00%
28.50     114        6/30/2022         100%       0%        8.00%
28.25     113        9/30/2022         100%       0%        8.00%
28.00     112       12/31/2022         100%       0%        8.00%
27.75     111        3/31/2023         100%       0%        8.00%
27.50     110        6/30/2023         100%       0%        8.00%
27.25     109        9/30/2023         100%       0%        8.00%
27.00     108       12/31/2023         100%       0%        8.00%
26.75     107        3/31/2024         100%       0%        8.00%
26.50     106        6/30/2024         100%       0%        8.00%
26.25     105        9/30/2024         100%       0%        8.00%
26.00     104       12/31/2024         100%       0%        8.00%
25.75     103        3/31/2025         100%       0%        8.00%
25.50     102        6/30/2025         100%       0%        8.00%
25.25     101        9/30/2025         100%       0%        8.00%
25.00     100       12/31/2025         100%       0%        8.00%
24.75      99        3/31/2026         100%       0%        8.00%
24.50      98        6/30/2026         100%       0%        8.00%
24.25      97        9/30/2026         100%       0%        8.00%
24.00      96       12/31/2026         100%       0%        8.00%
23.75      95        3/31/2027         100%       0%        8.00%
23.50      94        6/30/2027         100%       0%        8.00%
23.25      93        9/30/2027         100%       0%        8.00%
23.00      92       12/31/2027         100%       0%        8.00%
22.75      91        3/31/2028         100%       0%        8.00%
22.50      90        6/30/2028         100%       0%        8.00%
22.25      89        9/30/2028         100%       0%        8.00%
22.00      88       12/31/2028         100%       0%        8.00%
21.75      87        3/31/2029         100%       0%        8.00%
21.50      86        6/30/2029         100%       0%        8.00%
21.25      85        9/30/2029         100%       0%        8.00%
21.00      84       12/31/2029         100%       0%        8.00%
20.75      83        3/31/2030         100%       0%        8.00%
20.50      82        6/30/2030         100%       0%        8.00%
20.25      81        9/30/2030         100%       0%        8.00%
20.00      80       12/31/2030         100%       0%        8.00%
19.75      79        3/31/2031         100%       0%        8.00%
19.50      78        6/30/2031         100%       0%        8.00%
19.25      77        9/30/2031         100%       0%        8.00%
19.00      76       12/31/2031         100%       0%        8.00%
18.75      75        3/31/2032         100%       0%        8.00%
18.50      74        6/30/2032         100%       0%        8.00%
18.25      73        9/30/2032         100%       0%        8.00%
18.00      72       12/31/2032         100%       0%        8.00%
17.75      71        3/31/2033         100%       0%        8.00%
17.50      70        6/30/2033         100%       0%        8.00%
17.25      69        9/30/2033         100%       0%        8.00%
17.00      68       12/31/2033         100%       0%        8.00%
16.75      67        3/31/2034         100%       0%        8.00%
16.50      66        6/30/2034         100%       0%        8.00%
16.25      65        9/30/2034         100%       0%        8.00%
16.00      64       12/31/2034         100%       0%        8.00%
15.75      63        3/31/2035         100%       0%        8.00%
15.50      62        6/30/2035         100%       0%        8.00%
15.25      61        9/30/2035         100%       0%        8.00%
15.00      60       12/31/2035         100%       0%        8.00%
14.75      59        3/31/2036         100%       0%        8.00%
14.50      58        6/30/2036         100%       0%        8.00%
14.25      57        9/30/2036         100%       0%        8.00%
14.00      56       12/31/2036         100%       0%        8.00%
13.75      55        3/31/2037         100%       0%        8.00%
13.50      54        6/30/2037         100%       0%        8.00%
13.25      53        9/30/2037         100%       0%        8.00%
13.00      52       12/31/2037         100%       0%        8.00%
12.75      51        3/31/2038         100%       0%        8.00%
12.50      50        6/30/2038         100%       0%        8.00%
12.25      49        9/30/2038         100%       0%        8.00%
12.00      48       12/31/2038         100%       0%        8.00%
11.75      47        3/31/2039         100%       0%        8.00%
11.50      46        6/30/2039         100%       0%        8.00%
11.25      45        9/30/2039         100%       0%        8.00%
11.00      44       12/31/2039         100%       0%        8.00%
10.75      43        3/31/2040         100%       0%        8.00%
10.50      42        6/30/2040         100%       0%        8.00%
10.25      41        9/30/2040         100%       0%        8.00%
10.00      40       12/31/2040         100%       0%        8.00%
 9.75      39        3/31/2041          99%       1%        7.92%
 9.50      38        6/30/2041          98%       2%        7.84%
 9.25      37        9/30/2041          97%       3%        7.76%
 9.00      36       12/31/2041          96%       4%        7.68%
 8.75      35        3/31/2042          95%       5%        7.60%
 8.50      34        6/30/2042          94%       6%        7.52%
 8.25      33        9/30/2042          93%       7%        7.44%
 8.00      32       12/31/2042          92%       8%        7.36%
 7.75      31        3/31/2043          91%       9%        7.28%
 7.50      30        6/30/2043          90%      10%        7.20%
 7.25      29        9/30/2043          89%      11%        7.12%
 7.00      28       12/31/2043          88%      12%        7.04%
 6.75      27        3/31/2044          87%      13%        6.96%
 6.50      26        6/30/2044          86%      14%        6.88%
 6.25      25        9/30/2044          85%      15%        6.80%
 6.00      24       12/31/2044          84%      16%        6.72%
 5.75      23        3/31/2045          83%      17%        6.64%
 5.50      22        6/30/2045          82%      18%        6.56%
 5.25      21        9/30/2045          81%      19%        6.48%
 5.00      20       12/31/2045          80%      20%        6.40%
 4.75      19        3/31/2046          79%      21%        6.32%
 4.50      18        6/30/2046          78%      22%        6.24%
 4.25      17        9/30/2046          77%      23%        6.16%
 4.00      16       12/31/2046          76%      24%        6.08%
 3.75      15        3/31/2047          75%      25%        6.00%
 3.50      14        6/30/2047          74%      26%        5.92%
 3.25      13        9/30/2047          73%      27%        5.84%
 3.00      12       12/31/2047          72%      28%        5.76%
 2.75      11        3/31/2048          71%      29%        5.68%
 2.50      10        6/30/2048          70%      30%        5.60%
 2.25       9        9/30/2048          69%      31%        5.52%
 2.00       8       12/31/2048          68%      32%        5.44%
 1.75       7        3/31/2049          67%      33%        5.36%
 1.50       6        6/30/2049          66%      34%        5.28%
 1.25       5        9/30/2049          65%      35%        5.20%
 1.00       4       12/31/2049          64%      36%        5.12%
 0.75       3        3/31/2050          63%      37%        5.04%
 0.50       2        6/30/2050          62%      38%        4.97%
 0.25       1        9/30/2050          61%      39%        4.89%
 0.00       0       12/31/2050          60%      40%        4.81%

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

		10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.80%	29.60%	62.50%
Commodities	13.70%	20.80%	35.60%
Fixed Income	47.80%	81.60%	136.90%
Cash Equivalents	0.00%	0.00%	0.00%
		5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum
Equities	12.60%	23.70%	50.00%
Commodities	11.00%	17.40%	28.50%
Fixed Income	38.30%	68.00%	109.50%
Cash Equivalents	20.00%	20.00%	20.00%
		At Retirement Date
		Strategic
	Minimum	Allocation	Maximum
Equities	9.50%	17.80%	37.50%
Commodities	8.20%	13.00%	21.40%
Fixed Income	28.70%	51.00%	82.10%
Cash Equivalents	40.00%	40.00%	40.00%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds

Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds (ETFs) and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while Invesco Balanced-Risk Allocation Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Subsidiary and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange-traded notes (ETNs) and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its total assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds.

The Subsidiary, unlike Invesco Balanced-Risk Allocation Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of Invesco Balanced-Risk Allocation Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, Invesco Balanced-Risk Allocation Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team selects representative assets to gain exposure to equity, fixed income and commodity markets. The selection process (1) evaluates a particular asset’s theoretical case for long-term excess returns relative to cash; (2) screens the identified assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to Invesco Balanced-Risk Allocation Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, Invesco Balanced-Risk Allocation Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Liquid Assets Portfolio invests in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Liquid Assets Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Liquid Assets Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio manager may invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio maintains a dollar-weighted portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Premier Portfolio invests from time to time in U.S. dollar-denominated foreign securities. Premier Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Premier Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. Premier Portfolio may also invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund and the Underlying Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.

Tax Risk. Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from the Subsidiary as qualifying income based on a private letter ruling it has received from the IRS holding that the income of the Subsidiary attributable to Invesco Balanced-Risk Allocation Fund is income derived with respect to Invesco Balanced-Risk Allocation Fund’s business of investing in the stock of the Subsidiary and thus constitutes qualifying income. If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that Invesco Balanced-Risk Allocation Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” Invesco Balanced-Risk Allocation Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Invesco Balanced-Risk Allocation Fund’s Board of Trustees may authorize a significant change in investment strategy or liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Performance Information	aimgs_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class Shares year-to-date (ended March 31, 2011): 0.51% Best Quarter (ended June 30, 2009): 22.18% Worst Quarter (ended December 31, 2008): (21.31)%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Balanced-Risk Retirement 2040 Fund | Return Before Taxes | Class Institutional, Invesco Balanced-Risk Retirement 2040 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (01/31/07)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.25%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2040 Fund | Return After Taxes on Distributions | Class Institutional, Invesco Balanced-Risk Retirement 2040 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (01/31/07)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.65%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2040 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Balanced-Risk Retirement 2040 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (01/31/07)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.58%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2040 Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2040 Fund | Custom Balanced-Risk Allocation Broad Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Balanced-Risk Allocation Broad Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2040 Fund | Custom Balanced-Risk Retirement 2040
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Balanced-Risk Retirement 2040:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.23%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2040 Fund | Lipper Mixed-Asset Target 2040 Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target 2040 Funds Index:
1 Year	rr_AverageAnnualReturnYear01	14.62%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2040 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2040 Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.01%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	880
10 Years	rr_ExpenseExampleYear10	2,033
Annual Total Returns	rr_BarChartTableAbstract
'08	rr_AnnualReturn2008	(35.94%)
'09	rr_AnnualReturn2009	28.13%
'10	rr_AnnualReturn2010	13.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class Shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.31%)
Invesco Balanced-Risk Retirement 2050 Fund | Summary - Invesco Balanced Risk Retirement Now/2010/2020/2030/2040/2050 Fund, Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO BALANCED-RISK RETIREMENT 2050 FUND - INSTITUTIONAL
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, capital preservation.
Fees and Expenses of the Fund	aimgs_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund and the Underlying Funds
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2011 is set forth below:

Underlying Funds	Invesco Balanced-Risk Retirement 2050
Fund
Invesco Balanced-Risk Allocation Fund	100%
Liquid Assets Portfolio	0.00%
Premier Portfolio	0.00%
Total	100%

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

                                      ABRA        Cash
Risk                                  8.00%      0.60%
                                                          2050 Fund
Years   Quarters   2050 Fund Date    $ Weight    $ Weight     Risk

50.00     200       12/31/2000         100%       0%        8.00%
49.75     199        3/31/2001         100%       0%        8.00%
49.50     198        6/30/2001         100%       0%        8.00%
49.25     197        9/30/2001         100%       0%        8.00%
49.00     196       12/31/2001         100%       0%        8.00%
48.75     195        3/31/2002         100%       0%        8.00%
48.50     194        6/30/2002         100%       0%        8.00%
48.25     193        9/30/2002         100%       0%        8.00%
48.00     192       12/31/2002         100%       0%        8.00%
47.75     191        3/31/2003         100%       0%        8.00%
47.50     190        6/30/2003         100%       0%        8.00%
47.25     189        9/30/2003         100%       0%        8.00%
47.00     188       12/31/2003         100%       0%        8.00%
46.75     187        3/31/2004         100%       0%        8.00%
46.50     186        6/30/2004         100%       0%        8.00%
46.25     185        9/30/2004         100%       0%        8.00%
46.00     184       12/31/2004         100%       0%        8.00%
45.75     183        3/31/2005         100%       0%        8.00%
45.50     182        6/30/2005         100%       0%        8.00%
45.25     181        9/30/2005         100%       0%        8.00%
45.00     180       12/31/2005         100%       0%        8.00%
44.75     179        3/31/2006         100%       0%        8.00%
44.50     178        6/30/2006         100%       0%        8.00%
44.25     177        9/30/2006         100%       0%        8.00%
44.00     176       12/31/2006         100%       0%        8.00%
43.75     175        3/31/2007         100%       0%        8.00%
43.50     174        6/30/2007         100%       0%        8.00%
43.25     173        9/30/2007         100%       0%        8.00%
43.00     172       12/31/2007         100%       0%        8.00%
42.75     171        3/31/2008         100%       0%        8.00%
42.50     170        6/30/2008         100%       0%        8.00%
42.25     169        9/30/2008         100%       0%        8.00%
42.00     168       12/31/2008         100%       0%        8.00%
41.75     167        3/31/2009         100%       0%        8.00%
41.50     166        6/30/2009         100%       0%        8.00%
41.25     165        9/30/2009         100%       0%        8.00%
41.00     164       12/31/2009         100%       0%        8.00%
40.75     163        3/31/2010         100%       0%        8.00%
40.50     162        6/30/2010         100%       0%        8.00%
40.25     161        9/30/2010         100%       0%        8.00%
40.00     160       12/31/2010         100%       0%        8.00%
39.75     159        3/31/2011         100%       0%        8.00%
39.50     158        6/30/2011         100%       0%        8.00%
39.25     157        9/30/2011         100%       0%        8.00%
39.00     156       12/31/2011         100%       0%        8.00%
38.75     155        3/31/2012         100%       0%        8.00%
38.50     154        6/30/2012         100%       0%        8.00%
38.25     153        9/30/2012         100%       0%        8.00%
38.00     152       12/31/2012         100%       0%        8.00%
37.75     151        3/31/2013         100%       0%        8.00%
37.50     150        6/30/2013         100%       0%        8.00%
37.25     149        9/30/2013         100%       0%        8.00%
37.00     148       12/31/2013         100%       0%        8.00%
36.75     147        3/31/2014         100%       0%        8.00%
36.50     146        6/30/2014         100%       0%        8.00%
36.25     145        9/30/2014         100%       0%        8.00%
36.00     144       12/31/2014         100%       0%        8.00%
35.75     143        3/31/2015         100%       0%        8.00%
35.50     142        6/30/2015         100%       0%        8.00%
35.25     141        9/30/2015         100%       0%        8.00%
35.00     140       12/31/2015         100%       0%        8.00%
34.75     139        3/31/2016         100%       0%        8.00%
34.50     138        6/30/2016         100%       0%        8.00%
34.25     137        9/30/2016         100%       0%        8.00%
34.00     136       12/31/2016         100%       0%        8.00%
33.75     135        3/31/2017         100%       0%        8.00%
33.50     134        6/30/2017         100%       0%        8.00%
33.25     133        9/30/2017         100%       0%        8.00%
33.00     132       12/31/2017         100%       0%        8.00%
32.75     131        3/31/2018         100%       0%        8.00%
32.50     130        6/30/2018         100%       0%        8.00%
32.25     129        9/30/2018         100%       0%        8.00%
32.00     128       12/31/2018         100%       0%        8.00%
31.75     127        3/31/2019         100%       0%        8.00%
31.50     126        6/30/2019         100%       0%        8.00%
31.25     125        9/30/2019         100%       0%        8.00%
31.00     124       12/31/2019         100%       0%        8.00%
30.75     123        3/31/2020         100%       0%        8.00%
30.50     122        6/30/2020         100%       0%        8.00%
30.25     121        9/30/2020         100%       0%        8.00%
30.00     120       12/31/2020         100%       0%        8.00%
29.75     119        3/31/2021         100%       0%        8.00%
29.50     118        6/30/2021         100%       0%        8.00%
29.25     117        9/30/2021         100%       0%        8.00%
29.00     116       12/31/2021         100%       0%        8.00%
28.75     115        3/31/2022         100%       0%        8.00%
28.50     114        6/30/2022         100%       0%        8.00%
28.25     113        9/30/2022         100%       0%        8.00%
28.00     112       12/31/2022         100%       0%        8.00%
27.75     111        3/31/2023         100%       0%        8.00%
27.50     110        6/30/2023         100%       0%        8.00%
27.25     109        9/30/2023         100%       0%        8.00%
27.00     108       12/31/2023         100%       0%        8.00%
26.75     107        3/31/2024         100%       0%        8.00%
26.50     106        6/30/2024         100%       0%        8.00%
26.25     105        9/30/2024         100%       0%        8.00%
26.00     104       12/31/2024         100%       0%        8.00%
25.75     103        3/31/2025         100%       0%        8.00%
25.50     102        6/30/2025         100%       0%        8.00%
25.25     101        9/30/2025         100%       0%        8.00%
25.00     100       12/31/2025         100%       0%        8.00%
24.75      99        3/31/2026         100%       0%        8.00%
24.50      98        6/30/2026         100%       0%        8.00%
24.25      97        9/30/2026         100%       0%        8.00%
24.00      96       12/31/2026         100%       0%        8.00%
23.75      95        3/31/2027         100%       0%        8.00%
23.50      94        6/30/2027         100%       0%        8.00%
23.25      93        9/30/2027         100%       0%        8.00%
23.00      92       12/31/2027         100%       0%        8.00%
22.75      91        3/31/2028         100%       0%        8.00%
22.50      90        6/30/2028         100%       0%        8.00%
22.25      89        9/30/2028         100%       0%        8.00%
22.00      88       12/31/2028         100%       0%        8.00%
21.75      87        3/31/2029         100%       0%        8.00%
21.50      86        6/30/2029         100%       0%        8.00%
21.25      85        9/30/2029         100%       0%        8.00%
21.00      84       12/31/2029         100%       0%        8.00%
20.75      83        3/31/2030         100%       0%        8.00%
20.50      82        6/30/2030         100%       0%        8.00%
20.25      81        9/30/2030         100%       0%        8.00%
20.00      80       12/31/2030         100%       0%        8.00%
19.75      79        3/31/2031         100%       0%        8.00%
19.50      78        6/30/2031         100%       0%        8.00%
19.25      77        9/30/2031         100%       0%        8.00%
19.00      76       12/31/2031         100%       0%        8.00%
18.75      75        3/31/2032         100%       0%        8.00%
18.50      74        6/30/2032         100%       0%        8.00%
18.25      73        9/30/2032         100%       0%        8.00%
18.00      72       12/31/2032         100%       0%        8.00%
17.75      71        3/31/2033         100%       0%        8.00%
17.50      70        6/30/2033         100%       0%        8.00%
17.25      69        9/30/2033         100%       0%        8.00%
17.00      68       12/31/2033         100%       0%        8.00%
16.75      67        3/31/2034         100%       0%        8.00%
16.50      66        6/30/2034         100%       0%        8.00%
16.25      65        9/30/2034         100%       0%        8.00%
16.00      64       12/31/2034         100%       0%        8.00%
15.75      63        3/31/2035         100%       0%        8.00%
15.50      62        6/30/2035         100%       0%        8.00%
15.25      61        9/30/2035         100%       0%        8.00%
15.00      60       12/31/2035         100%       0%        8.00%
14.75      59        3/31/2036         100%       0%        8.00%
14.50      58        6/30/2036         100%       0%        8.00%
14.25      57        9/30/2036         100%       0%        8.00%
14.00      56       12/31/2036         100%       0%        8.00%
13.75      55        3/31/2037         100%       0%        8.00%
13.50      54        6/30/2037         100%       0%        8.00%
13.25      53        9/30/2037         100%       0%        8.00%
13.00      52       12/31/2037         100%       0%        8.00%
12.75      51        3/31/2038         100%       0%        8.00%
12.50      50        6/30/2038         100%       0%        8.00%
12.25      49        9/30/2038         100%       0%        8.00%
12.00      48       12/31/2038         100%       0%        8.00%
11.75      47        3/31/2039         100%       0%        8.00%
11.50      46        6/30/2039         100%       0%        8.00%
11.25      45        9/30/2039         100%       0%        8.00%
11.00      44       12/31/2039         100%       0%        8.00%
10.75      43        3/31/2040         100%       0%        8.00%
10.50      42        6/30/2040         100%       0%        8.00%
10.25      41        9/30/2040         100%       0%        8.00%
10.00      40       12/31/2040         100%       0%        8.00%
 9.75      39        3/31/2041          99%       1%        7.92%
 9.50      38        6/30/2041          98%       2%        7.84%
 9.25      37        9/30/2041          97%       3%        7.76%
 9.00      36       12/31/2041          96%       4%        7.68%
 8.75      35        3/31/2042          95%       5%        7.60%
 8.50      34        6/30/2042          94%       6%        7.52%
 8.25      33        9/30/2042          93%       7%        7.44%
 8.00      32       12/31/2042          92%       8%        7.36%
 7.75      31        3/31/2043          91%       9%        7.28%
 7.50      30        6/30/2043          90%      10%        7.20%
 7.25      29        9/30/2043          89%      11%        7.12%
 7.00      28       12/31/2043          88%      12%        7.04%
 6.75      27        3/31/2044          87%      13%        6.96%
 6.50      26        6/30/2044          86%      14%        6.88%
 6.25      25        9/30/2044          85%      15%        6.80%
 6.00      24       12/31/2044          84%      16%        6.72%
 5.75      23        3/31/2045          83%      17%        6.64%
 5.50      22        6/30/2045          82%      18%        6.56%
 5.25      21        9/30/2045          81%      19%        6.48%
 5.00      20       12/31/2045          80%      20%        6.40%
 4.75      19        3/31/2046          79%      21%        6.32%
 4.50      18        6/30/2046          78%      22%        6.24%
 4.25      17        9/30/2046          77%      23%        6.16%
 4.00      16       12/31/2046          76%      24%        6.08%
 3.75      15        3/31/2047          75%      25%        6.00%
 3.50      14        6/30/2047          74%      26%        5.92%
 3.25      13        9/30/2047          73%      27%        5.84%
 3.00      12       12/31/2047          72%      28%        5.76%
 2.75      11        3/31/2048          71%      29%        5.68%
 2.50      10        6/30/2048          70%      30%        5.60%
 2.25       9        9/30/2048          69%      31%        5.52%
 2.00       8       12/31/2048          68%      32%        5.44%
 1.75       7        3/31/2049          67%      33%        5.36%
 1.50       6        6/30/2049          66%      34%        5.28%
 1.25       5        9/30/2049          65%      35%        5.20%
 1.00       4       12/31/2049          64%      36%        5.12%
 0.75       3        3/31/2050          63%      37%        5.04%
 0.50       2        6/30/2050          62%      38%        4.97%
 0.25       1        9/30/2050          61%      39%        4.89%
 0.00       0       12/31/2050          60%      40%        4.81%

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

		10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum
Equities	15.80%	29.60%	62.50%
Commodities	13.70%	20.80%	35.60%
Fixed Income	47.80%	81.60%	136.90%
Cash Equivalents	0.00%	0.00%	0.00%
		5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum
Equities	12.60%	23.70%	50.00%
Commodities	11.00%	17.40%	28.50%
Fixed Income	38.30%	68.00%	109.50%
Cash Equivalents	20.00%	20.00%	20.00%
		At Retirement Date
		Strategic
	Minimum	Allocation	Maximum
Equities	9.50%	17.80%	37.50%
Commodities	8.20%	13.00%	21.40%
Fixed Income	28.70%	51.00%	82.10%
Cash Equivalents	40.00%	40.00%	40.00%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds

Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds (ETFs) and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while Invesco Balanced-Risk Allocation Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Subsidiary and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange-traded notes (ETNs) and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its total assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds.

The Subsidiary, unlike Invesco Balanced-Risk Allocation Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of Invesco Balanced-Risk Allocation Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, Invesco Balanced-Risk Allocation Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team selects representative assets to gain exposure to equity, fixed income and commodity markets. The selection process (1) evaluates a particular asset’s theoretical case for long-term excess returns relative to cash; (2) screens the identified assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to Invesco Balanced-Risk Allocation Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, Invesco Balanced-Risk Allocation Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Liquid Assets Portfolio invests in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Liquid Assets Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Liquid Assets Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio manager may invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio is a money market fund that seeks to maintain a stable price of  $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio maintains a dollar-weighted portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

Premier Portfolio invests from time to time in U.S. dollar-denominated foreign securities. Premier Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. Premier Portfolio will limit investments to those securities which are rated within the top rating category by rating agencies, commonly referred to as First Tier Securities, at the time of purchase.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. Premier Portfolio may also invest in variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund and the Underlying Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.

Tax Risk. Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, Invesco Balanced-Risk Allocation Fund intends to treat the income it derives from the Subsidiary as qualifying income based on a private letter ruling it has received from the IRS holding that the income of the Subsidiary attributable to Invesco Balanced-Risk Allocation Fund is income derived with respect to Invesco Balanced-Risk Allocation Fund’s business of investing in the stock of the Subsidiary and thus constitutes qualifying income. If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that Invesco Balanced-Risk Allocation Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” Invesco Balanced-Risk Allocation Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Invesco Balanced-Risk Allocation Fund’s Board of Trustees may authorize a significant change in investment strategy or liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Performance Information	aimgs_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class Shares year-to-date (ended March 31, 2011): 0.66% Best Quarter (ended June 30, 2009): 23.30% Worst Quarter (ended December 31, 2008): (22.35)%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Balanced-Risk Retirement 2050 Fund | Return Before Taxes | Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (01/31/07)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.18%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2050 Fund | Return After Taxes on Distributions | Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (01/31/07)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.92%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2050 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (01/31/07)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.54%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.44%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2050 Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2050 Fund | Custom Balanced-Risk Allocation Broad Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Balanced-Risk Allocation Broad Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2050 Fund | Custom Balanced-Risk Retirement 2050 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Balanced-Risk Retirement 2050 Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.23%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2050 Fund | Lipper Mixed-Asset Target 2050+ Funds Category Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target 2050+ Funds Category Average:
1 Year	rr_AverageAnnualReturnYear01	14.50%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Invesco Balanced-Risk Retirement 2050 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.37%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	751
5 Years	rr_ExpenseExampleYear05	1,447
10 Years	rr_ExpenseExampleYear10	3,302
Annual Total Returns	rr_BarChartTableAbstract
'08	rr_AnnualReturn2008	(37.42%)
'09	rr_AnnualReturn2009	28.32%
'10	rr_AnnualReturn2010	13.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class Shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.35%)

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.00% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees or Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.